UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04997
Delaware Group® Equity Funds V
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
November 30
Date of reporting period:
May 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Macquarie Small Cap Core Fund
(formerly, Delaware Small Cap Core Fund)
Class A : DCCAX
Semiannual shareholder report | May 31, 2025
This semiannual shareholder report contains important information about Macquarie Small Cap Core Fund (Fund) for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$48	1.04%
^	Annualized.
Fund statistics (as of May 31, 2025)
Fund net assets	$6,921,756,725
Total number of portfolio holdings	127
Total advisory fees paid	$22,696,897
Portfolio turnover rate	12%

Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	19.84%
Healthcare	16.28%
Technology	13.22%
Capital Goods	12.90%
Real Estate Investment Trusts	6.69%
Basic Materials	5.68%
Business Services	4.82%
Consumer Discretionary	4.72%
Energy	3.86%
Consumer Staples	2.65%

Top 10 equity holdings
Federal Signal	1.72%
ExlService Holdings	1.49%
Q2 Holdings	1.49%
Old National Bancorp	1.45%
Construction Partners Class A	1.44%
Casella Waste Systems Class A	1.44%
SouthState	1.43%
Applied Industrial Technologies	1.43%
Prestige Consumer Healthcare	1.41%
Insmed	1.39%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4612779)
TSSR-DCCAX-0725

Macquarie Small Cap Core Fund
(formerly, Delaware Small Cap Core Fund)
Class C : DCCCX
Semiannual shareholder report | May 31, 2025
This semiannual shareholder report contains important information about Macquarie Small Cap Core Fund (Fund) for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$82	1.79%
^	Annualized.
Fund statistics (as of May 31, 2025)
Fund net assets	$6,921,756,725
Total number of portfolio holdings	127
Total advisory fees paid	$22,696,897
Portfolio turnover rate	12%

Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	19.84%
Healthcare	16.28%
Technology	13.22%
Capital Goods	12.90%
Real Estate Investment Trusts	6.69%
Basic Materials	5.68%
Business Services	4.82%
Consumer Discretionary	4.72%
Energy	3.86%
Consumer Staples	2.65%

Top 10 equity holdings
Federal Signal	1.72%
ExlService Holdings	1.49%
Q2 Holdings	1.49%
Old National Bancorp	1.45%
Construction Partners Class A	1.44%
Casella Waste Systems Class A	1.44%
SouthState	1.43%
Applied Industrial Technologies	1.43%
Prestige Consumer Healthcare	1.41%
Insmed	1.39%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4612779)
TSSR-DCCCX-0725

Macquarie Small Cap Core Fund
(formerly, Delaware Small Cap Core Fund)
Class R : DCCRX
Semiannual shareholder report | May 31, 2025
This semiannual shareholder report contains important information about Macquarie Small Cap Core Fund (Fund) for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$59	1.29%
^	Annualized.
Fund statistics (as of May 31, 2025)
Fund net assets	$6,921,756,725
Total number of portfolio holdings	127
Total advisory fees paid	$22,696,897
Portfolio turnover rate	12%

Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	19.84%
Healthcare	16.28%
Technology	13.22%
Capital Goods	12.90%
Real Estate Investment Trusts	6.69%
Basic Materials	5.68%
Business Services	4.82%
Consumer Discretionary	4.72%
Energy	3.86%
Consumer Staples	2.65%

Top 10 equity holdings
Federal Signal	1.72%
ExlService Holdings	1.49%
Q2 Holdings	1.49%
Old National Bancorp	1.45%
Construction Partners Class A	1.44%
Casella Waste Systems Class A	1.44%
SouthState	1.43%
Applied Industrial Technologies	1.43%
Prestige Consumer Healthcare	1.41%
Insmed	1.39%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4612779)
TSSR-DCCRX-0725

Macquarie Small Cap Core Fund
(formerly, Delaware Small Cap Core Fund)
Institutional Class : DCCIX
Semiannual shareholder report | May 31, 2025
This semiannual shareholder report contains important information about Macquarie Small Cap Core Fund (Fund) for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$36	0.79%
^	Annualized.
Fund statistics (as of May 31, 2025)
Fund net assets	$6,921,756,725
Total number of portfolio holdings	127
Total advisory fees paid	$22,696,897
Portfolio turnover rate	12%

Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	19.84%
Healthcare	16.28%
Technology	13.22%
Capital Goods	12.90%
Real Estate Investment Trusts	6.69%
Basic Materials	5.68%
Business Services	4.82%
Consumer Discretionary	4.72%
Energy	3.86%
Consumer Staples	2.65%

Top 10 equity holdings
Federal Signal	1.72%
ExlService Holdings	1.49%
Q2 Holdings	1.49%
Old National Bancorp	1.45%
Construction Partners Class A	1.44%
Casella Waste Systems Class A	1.44%
SouthState	1.43%
Applied Industrial Technologies	1.43%
Prestige Consumer Healthcare	1.41%
Insmed	1.39%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4612779)
TSSR-DCCIX-0725

Macquarie Small Cap Core Fund
(formerly, Delaware Small Cap Core Fund)
Class R6 : DCZRX
Semiannual shareholder report | May 31, 2025
This semiannual shareholder report contains important information about Macquarie Small Cap Core Fund (Fund) for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$31	0.68%
^	Annualized.
Fund statistics (as of May 31, 2025)
Fund net assets	$6,921,756,725
Total number of portfolio holdings	127
Total advisory fees paid	$22,696,897
Portfolio turnover rate	12%

Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	19.84%
Healthcare	16.28%
Technology	13.22%
Capital Goods	12.90%
Real Estate Investment Trusts	6.69%
Basic Materials	5.68%
Business Services	4.82%
Consumer Discretionary	4.72%
Energy	3.86%
Consumer Staples	2.65%

Top 10 equity holdings
Federal Signal	1.72%
ExlService Holdings	1.49%
Q2 Holdings	1.49%
Old National Bancorp	1.45%
Construction Partners Class A	1.44%
Casella Waste Systems Class A	1.44%
SouthState	1.43%
Applied Industrial Technologies	1.43%
Prestige Consumer Healthcare	1.41%
Insmed	1.39%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4612779)
TSSR-DCZRX-0725

Macquarie Small Cap Value Fund
(formerly, Delaware Small Cap Value Fund)
Class A : DEVLX
Semiannual shareholder report | May 31, 2025
This semiannual shareholder report contains important information about Macquarie Small Cap Value Fund (Fund) for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$52	1.10%
^	Annualized.
Fund statistics (as of May 31, 2025)
Fund net assets	$3,979,435,641
Total number of portfolio holdings	107
Total advisory fees paid	$13,610,405
Portfolio turnover rate	12%

Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financial Services	29.57%
Industrials	17.14%
Consumer Discretionary	9.44%
Real Estate Investment Trusts	8.95%
Technology	7.83%
Energy	6.13%
Materials	5.92%
Utilities	5.37%
Healthcare	3.45%
Consumer Staples	2.14%
Transportation	2.09%

Top 10 equity holdings
Axis Capital Holdings	2.11%
Hancock Whitney	1.91%
Webster Financial	1.79%
MasTec	1.78%
FNB	1.68%
ITT	1.67%
Synovus Financial	1.64%
Old National Bancorp	1.59%
Agree Realty	1.55%
TTM Technologies	1.52%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4617056)
TSSR-DEVLX-0725

Macquarie Small Cap Value Fund
(formerly, Delaware Small Cap Value Fund)
Class C : DEVCX
Semiannual shareholder report | May 31, 2025
This semiannual shareholder report contains important information about Macquarie Small Cap Value Fund (Fund) for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$87	1.85%
^	Annualized.
Fund statistics (as of May 31, 2025)
Fund net assets	$3,979,435,641
Total number of portfolio holdings	107
Total advisory fees paid	$13,610,405
Portfolio turnover rate	12%

Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financial Services	29.57%
Industrials	17.14%
Consumer Discretionary	9.44%
Real Estate Investment Trusts	8.95%
Technology	7.83%
Energy	6.13%
Materials	5.92%
Utilities	5.37%
Healthcare	3.45%
Consumer Staples	2.14%
Transportation	2.09%

Top 10 equity holdings
Axis Capital Holdings	2.11%
Hancock Whitney	1.91%
Webster Financial	1.79%
MasTec	1.78%
FNB	1.68%
ITT	1.67%
Synovus Financial	1.64%
Old National Bancorp	1.59%
Agree Realty	1.55%
TTM Technologies	1.52%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4617056)
TSSR-DEVCX-0725

Macquarie Small Cap Value Fund
(formerly, Delaware Small Cap Value Fund)
Class R : DVLRX
Semiannual shareholder report | May 31, 2025
This semiannual shareholder report contains important information about Macquarie Small Cap Value Fund (Fund) for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$63	1.35%
^	Annualized.
Fund statistics (as of May 31, 2025)
Fund net assets	$3,979,435,641
Total number of portfolio holdings	107
Total advisory fees paid	$13,610,405
Portfolio turnover rate	12%

Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financial Services	29.57%
Industrials	17.14%
Consumer Discretionary	9.44%
Real Estate Investment Trusts	8.95%
Technology	7.83%
Energy	6.13%
Materials	5.92%
Utilities	5.37%
Healthcare	3.45%
Consumer Staples	2.14%
Transportation	2.09%

Top 10 equity holdings
Axis Capital Holdings	2.11%
Hancock Whitney	1.91%
Webster Financial	1.79%
MasTec	1.78%
FNB	1.68%
ITT	1.67%
Synovus Financial	1.64%
Old National Bancorp	1.59%
Agree Realty	1.55%
TTM Technologies	1.52%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4617056)
TSSR-DVLRX-0725

Macquarie Small Cap Value Fund
(formerly, Delaware Small Cap Value Fund)
Institutional Class : DEVIX
Semiannual shareholder report | May 31, 2025
This semiannual shareholder report contains important information about Macquarie Small Cap Value Fund (Fund) for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$40	0.85%
^	Annualized.
Fund statistics (as of May 31, 2025)
Fund net assets	$3,979,435,641
Total number of portfolio holdings	107
Total advisory fees paid	$13,610,405
Portfolio turnover rate	12%

Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financial Services	29.57%
Industrials	17.14%
Consumer Discretionary	9.44%
Real Estate Investment Trusts	8.95%
Technology	7.83%
Energy	6.13%
Materials	5.92%
Utilities	5.37%
Healthcare	3.45%
Consumer Staples	2.14%
Transportation	2.09%

Top 10 equity holdings
Axis Capital Holdings	2.11%
Hancock Whitney	1.91%
Webster Financial	1.79%
MasTec	1.78%
FNB	1.68%
ITT	1.67%
Synovus Financial	1.64%
Old National Bancorp	1.59%
Agree Realty	1.55%
TTM Technologies	1.52%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4617056)
TSSR-DEVIX-0725

Macquarie Small Cap Value Fund
(formerly, Delaware Small Cap Value Fund)
Class R6 : DVZRX
Semiannual shareholder report | May 31, 2025
This semiannual shareholder report contains important information about Macquarie Small Cap Value Fund (Fund) for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$33	0.71%
^	Annualized.
Fund statistics (as of May 31, 2025)
Fund net assets	$3,979,435,641
Total number of portfolio holdings	107
Total advisory fees paid	$13,610,405
Portfolio turnover rate	12%

Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financial Services	29.57%
Industrials	17.14%
Consumer Discretionary	9.44%
Real Estate Investment Trusts	8.95%
Technology	7.83%
Energy	6.13%
Materials	5.92%
Utilities	5.37%
Healthcare	3.45%
Consumer Staples	2.14%
Transportation	2.09%

Top 10 equity holdings
Axis Capital Holdings	2.11%
Hancock Whitney	1.91%
Webster Financial	1.79%
MasTec	1.78%
FNB	1.68%
ITT	1.67%
Synovus Financial	1.64%
Old National Bancorp	1.59%
Agree Realty	1.55%
TTM Technologies	1.52%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4617056)
TSSR-DVZRX-0725

Macquarie Wealth Builder Fund
(formerly, Delaware Wealth Builder Fund)
Class A : DDIAX
Semiannual shareholder report | May 31, 2025
This semiannual shareholder report contains important information about Macquarie Wealth Builder Fund (Fund) for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class A	$52	1.05%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.04% if tax expenses were not included.
Fund statistics (as of May 31, 2025)
Fund net assets	$818,464,309
Total number of portfolio holdings	758
Total advisory fees paid	$2,442,581
Portfolio turnover rate	57%

Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	53.97%
Corporate Bonds	15.15%
Exchange-Traded Funds	9.45%
Agency Mortgage-Backed Securities	9.00%
US Treasury Obligations	3.54%
Non-Agency Commercial Mortgage-Backed Securities	1.95%
Short-Term Investments	1.89%
Collateralized Loan Obligations	1.42%
Limited Liability Corporation	1.31%
Non-Agency Asset-Backed Securities	1.06%
Top 10 equity holdings
NVIDIA	2.93%
Apple	2.68%
Microsoft	2.51%
Exxon Mobil	1.16%
Meta Platforms Class A	0.98%
Cisco Systems	0.97%
Alphabet Class A	0.96%
Broadcom	0.96%
Merck & Co.	0.78%
AbbVie	0.72%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4614230)
TSSR-DDIAX-0725

Macquarie Wealth Builder Fund
(formerly, Delaware Wealth Builder Fund)
Class C : DDICX
Semiannual shareholder report | May 31, 2025
This semiannual shareholder report contains important information about Macquarie Wealth Builder Fund (Fund) for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class C	$88	1.80%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.79% if tax expenses were not included.
Fund statistics (as of May 31, 2025)
Fund net assets	$818,464,309
Total number of portfolio holdings	758
Total advisory fees paid	$2,442,581
Portfolio turnover rate	57%

Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	53.97%
Corporate Bonds	15.15%
Exchange-Traded Funds	9.45%
Agency Mortgage-Backed Securities	9.00%
US Treasury Obligations	3.54%
Non-Agency Commercial Mortgage-Backed Securities	1.95%
Short-Term Investments	1.89%
Collateralized Loan Obligations	1.42%
Limited Liability Corporation	1.31%
Non-Agency Asset-Backed Securities	1.06%
Top 10 equity holdings
NVIDIA	2.93%
Apple	2.68%
Microsoft	2.51%
Exxon Mobil	1.16%
Meta Platforms Class A	0.98%
Cisco Systems	0.97%
Alphabet Class A	0.96%
Broadcom	0.96%
Merck & Co.	0.78%
AbbVie	0.72%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4614230)
TSSR-DDICX-0725

Macquarie Wealth Builder Fund
(formerly, Delaware Wealth Builder Fund)
Class R : DDDRX
Semiannual shareholder report | May 31, 2025
This semiannual shareholder report contains important information about Macquarie Wealth Builder Fund (Fund) for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class R	$64	1.30%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.29% if tax expenses were not included.
Fund statistics (as of May 31, 2025)
Fund net assets	$818,464,309
Total number of portfolio holdings	758
Total advisory fees paid	$2,442,581
Portfolio turnover rate	57%

Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	53.97%
Corporate Bonds	15.15%
Exchange-Traded Funds	9.45%
Agency Mortgage-Backed Securities	9.00%
US Treasury Obligations	3.54%
Non-Agency Commercial Mortgage-Backed Securities	1.95%
Short-Term Investments	1.89%
Collateralized Loan Obligations	1.42%
Limited Liability Corporation	1.31%
Non-Agency Asset-Backed Securities	1.06%
Top 10 equity holdings
NVIDIA	2.93%
Apple	2.68%
Microsoft	2.51%
Exxon Mobil	1.16%
Meta Platforms Class A	0.98%
Cisco Systems	0.97%
Alphabet Class A	0.96%
Broadcom	0.96%
Merck & Co.	0.78%
AbbVie	0.72%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4614230)
TSSR-DDDRX-0725

Macquarie Wealth Builder Fund
(formerly, Delaware Wealth Builder Fund)
Institutional Class : DDIIX
Semiannual shareholder report | May 31, 2025
This semiannual shareholder report contains important information about Macquarie Wealth Builder Fund (Fund) for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Institutional Class	$39	0.80%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.79% if tax expenses were not included.
Fund statistics (as of May 31, 2025)
Fund net assets	$818,464,309
Total number of portfolio holdings	758
Total advisory fees paid	$2,442,581
Portfolio turnover rate	57%

Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	53.97%
Corporate Bonds	15.15%
Exchange-Traded Funds	9.45%
Agency Mortgage-Backed Securities	9.00%
US Treasury Obligations	3.54%
Non-Agency Commercial Mortgage-Backed Securities	1.95%
Short-Term Investments	1.89%
Collateralized Loan Obligations	1.42%
Limited Liability Corporation	1.31%
Non-Agency Asset-Backed Securities	1.06%
Top 10 equity holdings
NVIDIA	2.93%
Apple	2.68%
Microsoft	2.51%
Exxon Mobil	1.16%
Meta Platforms Class A	0.98%
Cisco Systems	0.97%
Alphabet Class A	0.96%
Broadcom	0.96%
Merck & Co.	0.78%
AbbVie	0.72%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4614230)
TSSR-DDIIX-0725

Macquarie Wealth Builder Fund
(formerly, Delaware Wealth Builder Fund)
Class R6 : DDERX
Semiannual shareholder report | May 31, 2025
This semiannual shareholder report contains important information about Macquarie Wealth Builder Fund (Fund) for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class R6	$36	0.74%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.73% if tax expenses were not included.
Fund statistics (as of May 31, 2025)
Fund net assets	$818,464,309
Total number of portfolio holdings	758
Total advisory fees paid	$2,442,581
Portfolio turnover rate	57%

Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	53.97%
Corporate Bonds	15.15%
Exchange-Traded Funds	9.45%
Agency Mortgage-Backed Securities	9.00%
US Treasury Obligations	3.54%
Non-Agency Commercial Mortgage-Backed Securities	1.95%
Short-Term Investments	1.89%
Collateralized Loan Obligations	1.42%
Limited Liability Corporation	1.31%
Non-Agency Asset-Backed Securities	1.06%
Top 10 equity holdings
NVIDIA	2.93%
Apple	2.68%
Microsoft	2.51%
Exxon Mobil	1.16%
Meta Platforms Class A	0.98%
Cisco Systems	0.97%
Alphabet Class A	0.96%
Broadcom	0.96%
Merck & Co.	0.78%
AbbVie	0.72%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4614230)
TSSR-DDERX-0725

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Multi-asset mutual fund
Macquarie Wealth Builder Fund
(formerly, Delaware Wealth Builder Fund)
Financial statements and other information
For the six months ended May 31, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at macquarie.com/mam/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Consolidated schedule of investments
Macquarie Wealth Builder Fund	May 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.05%
Fannie Mae REMIC Series 2013-44 DI 3.00% 5/25/33 Σ, =	166,600	$ 11,006
GNMA
Series 2013-113 LY 3.00% 5/20/43	382,775	351,862
Series 2017-10 KZ 3.00% 1/20/47	1,195	1,057
Total Agency Collateralized Mortgage Obligations (cost $411,407)		363,925

Agency Mortgage-Backed Securities — 9.00%
Fannie Mae 3.50% 10/1/42	281,837	259,439
Fannie Mae S.F. 15 yr
2.00% 8/1/36	837,119	759,767
2.50% 8/1/36	502,328	464,268
4.50% 9/1/37	65,428	64,533
Fannie Mae S.F. 20 yr
2.00% 3/1/41	82,958	70,190
2.00% 5/1/41	706,105	596,844
4.00% 8/1/42	402,479	379,066
4.00% 9/1/42	475,130	447,123
Fannie Mae S.F. 30 yr
2.00% 6/1/50	2,473,345	1,942,753
2.00% 3/1/51	2,381,691	1,862,902
2.50% 8/1/50	521,319	432,280
2.50% 1/1/51	227,781	189,311
2.50% 8/1/51	249,985	206,338
2.50% 11/1/51	303,821	249,252
2.50% 2/1/52	2,320,605	1,914,792
2.50% 3/1/52	3,400,324	2,779,442
2.50% 4/1/52	2,202,268	1,809,850
3.00% 11/1/49	225,045	197,198
3.00% 3/1/50	319,513	277,670
3.00% 2/1/52	529,631	454,887
3.00% 5/1/52	960,606	825,042
3.00% 6/1/52	607,540	521,915
3.00% 7/1/52	2,741,936	2,336,418
3.50% 1/1/46	96,546	89,243
3.50% 12/1/47	4,147,857	3,750,250
3.50% 9/1/52	4,878,554	4,381,940
4.00% 6/1/48	72,299	67,473
4.00% 10/1/48	251,933	235,645
4.00% 5/1/51	373,563	348,306

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.00% 6/1/52	418,391	$ 384,179
4.00% 9/1/52	732,361	671,115
4.50% 9/1/48	264,674	253,021
4.50% 1/1/50	1,201,472	1,177,340
4.50% 10/1/52	822,857	777,754
4.50% 2/1/53	1,323,471	1,251,026
5.00% 7/1/47	583,921	584,407
5.00% 7/1/49	58,575	57,793
5.00% 8/1/49	495,944	490,411
5.00% 8/1/53	900,253	873,445
5.50% 5/1/44	998,895	1,020,524
5.50% 8/1/52	344,903	344,335
5.50% 10/1/52	78,179	77,744
5.50% 2/1/55	2,631,104	2,605,548
6.00% 1/1/42	582,205	606,430
6.00% 5/1/53	311,787	315,479
6.00% 6/1/53	167,408	169,367
6.00% 9/1/53	833,810	843,184
6.00% 12/1/54	3,589,002	3,625,570
Freddie Mac S.F. 15 yr
3.00% 3/1/35	398,310	379,809
4.50% 9/1/37	341,676	336,700
Freddie Mac S.F. 20 yr
2.00% 8/1/42	900,211	757,579
2.50% 2/1/42	161,975	139,974
2.50% 3/1/42	640,574	553,129
2.50% 9/1/42	394,939	341,529
3.00% 9/1/40	146,918	135,962
3.00% 6/1/42	246,884	218,888
Freddie Mac S.F. 30 yr
2.00% 3/1/52	1,576,089	1,228,143
2.50% 11/1/50	311,290	257,295
2.50% 5/1/51	90,999	75,629
3.00% 11/1/46	949,809	831,037
3.00% 12/1/50	323,295	280,856
3.00% 8/1/51	585,895	503,506
4.00% 9/1/49	880,152	819,404
4.00% 8/1/52	383,296	353,495
4.00% 9/1/52	655,517	602,432
4.00% 3/1/54	1,053,603	965,807
4.00% 4/1/54	962,839	882,608

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
4.50% 10/1/52	5,504,645	$ 5,202,723
5.00% 7/1/52	490,628	481,549
5.00% 9/1/52	1,422,900	1,391,457
5.00% 11/1/52	131,481	127,664
5.00% 2/1/53	1,944,915	1,887,502
5.00% 6/1/53	568,640	552,099
5.50% 9/1/52	564,363	564,525
5.50% 10/1/52	475,856	472,296
5.50% 3/1/53	282,740	282,630
5.50% 6/1/53	2,696,663	2,673,933
5.50% 11/1/54	879,497	870,956
5.50% 3/1/55	2,669,892	2,643,959
6.00% 1/1/53	287,470	293,138

GNMA I S.F. 30 yr 3.00% 8/15/45	640,194	564,921
GNMA II S.F. 30 yr
3.00% 12/20/51	485,275	423,040
5.50% 5/20/53	1,495,280	1,491,029
Total Agency Mortgage-Backed Securities (cost $75,761,788)		73,630,012

Collateralized Loan Obligations — 1.42%
AGL CLO 17 Series 2022-17A AR 144A 5.219% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •	450,000	447,810
AIMCO CLO 15 Series 2021-15A D1R 144A 7.034% (TSFR03M + 2.75%, Floor 2.75%) 4/17/38 #, •	290,000	287,463
AIMCO CLO 17 Series 2022-17A CR 144A 6.172% (TSFR03M + 1.90%, Floor 1.90%) 7/20/37 #, •	450,000	450,000
Bain Capital Credit CLO Series 2021-7A A1R 144A 5.252% (TSFR03M + 0.98%, Floor 0.98%) 1/22/35 #, •	600,000	597,736
Ballyrock CLO 18 Series 2021-18A C1R 144A 6.071% (TSFR03M + 2.85%, Floor 2.85%) 4/15/38 #, •	300,000	296,777
Ballyrock CLO 27
Series 2024-27A A1A 144A 5.632% (TSFR03M + 1.35%, Floor 1.35%) 10/25/37 #, •	500,000	501,118

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
Ballyrock CLO 27
Series 2024-27A B 144A 6.182% (TSFR03M + 1.90%, Floor 1.90%) 10/25/37 #, •	450,000	$ 450,011

Barings CLO Series 2018-2A CR 144A 6.356% (TSFR03M + 2.10%, Floor 1.95%) 7/15/36 #, •	450,000	451,769
Canyon Capital CLO Series 2019-2A AR2 144A 5.266% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •	250,000	249,588
Canyon CLO Series 2020-2A AR2 144A 5.286% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •	350,000	349,141
CBAMR Series 2021-15A D1R 144A 7.204% (TSFR03M + 2.90%, Floor 2.90%) 1/20/38 #, •	150,000	149,506
CIFC Funding Series 2025-1A D1 144A 6.746% (TSFR03M + 2.50%, Floor 2.50%) 4/23/38 #, •	150,000	148,837
Dryden 109 CLO Series 2022-109A DR 144A 6.956% (TSFR03M + 2.70%, Floor 2.70%) 4/15/38 #, •	150,000	149,726
Elmwood CLO 22 Series 2023-1A D1R 144A 7.084% (TSFR03M + 2.80%, Floor 2.80%) 4/17/38 #, =, •	290,000	290,638
ICG US CLO Series 2014-1A A1A2 144A 5.731% (TSFR03M + 1.46%, Floor 1.20%) 10/20/34 #, •	250,000	250,402
Madison Park Funding XXVII Series 2018-27A D1R 144A 7.167% (TSFR03M + 2.85%, Floor 2.85%) 4/20/38 #, •	150,000	149,605
Magnetite Xlv Series 2025-45A D1 144A 6.785% (TSFR03M + 2.50%, Floor 2.50%) 4/15/38 #, •	290,000	287,178
Neuberger Berman Loan Advisers CLO 42 Series 2021-42A AR 144A 5.211% (TSFR03M + 0.95%, Floor 0.95%) 7/16/35 #, •	1,200,000	1,196,183
Oaktree CLO Series 2020-1A D1RR 144A 6.856% (TSFR03M + 2.60%, Floor 2.60%) 1/15/38 #, •	150,000	147,783
Octagon Investment Partners 51 Series 2021-1A AR 144A 5.259% (TSFR03M + 0.99%, Floor 0.99%) 7/20/34 #, •	1,150,000	1,146,457

	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)

OFSI BSL XII Series 2023-12A D1R 144A 7.469% (TSFR03M + 3.20%, Floor 3.20%) 1/20/38 #, •	150,000	$ 148,324
OHA Credit Funding Series 2022-11A CR 144A 6.169% (TSFR03M + 1.90%, Floor 1.90%) 7/19/37 #, •	350,000	349,998
OHA Credit Partners VII Series 2012-7A D1R4 144A 6.822% (TSFR03M + 2.50%, Floor 2.50%) 2/20/38 #, •	200,000	200,892
Park Avenue Institutional Advisers CLO Series 2021-1A A1A 144A 5.921% (TSFR03M + 1.65%, Floor 1.39%) 1/20/34 #, •	250,000	250,526
Signal Peak CLO 5 Series 2018-5A A1R 144A 5.832% (TSFR03M + 1.55%, Floor 1.55%) 4/25/37 #, •	250,000	250,746
TCW CLO
Series 2019-2A D1R2 144A 7.317% (TSFR03M + 3.00%, Floor 3.00%) 1/20/38 #, •	200,000	195,320
Series 2024-2A C 144A 6.43% (TSFR03M + 2.15%, Floor 2.15%) 7/17/37 #, •	450,000	452,318

Venture 34 CLO Series 2018-34A AR 144A 5.536% (TSFR03M + 1.28%, Floor 1.28%) 10/15/31 #, •	403,892	404,171
Venture 42 CLO Series 2021-42A A1A 144A 5.648% (TSFR03M + 1.39%, Floor 1.13%) 4/15/34 #, •	250,000	250,047
Wellington Management CLO 4 Series 2025-4A D1 144A 6.829% (TSFR03M + 2.55%, Floor 2.55%) 4/18/38 #, •	400,000	394,939
Zais CLO 16 Series 2020-16A A1R2 144A 5.399% (TSFR03M + 1.13%, Floor 1.13%) 10/20/34 #, •	700,000	699,793
Total Collateralized Loan Obligations (cost $11,623,892)		11,594,802

Corporate Bonds — 15.15%
Automotive — 0.22%
Allison Transmission
144A 3.75% 1/30/31 #	255,000	231,678
144A 5.875% 6/1/29 #	205,000	205,957
Clarios Global
144A 6.75% 2/15/30 #	136,000	138,619
144A 8.50% 5/15/27 #	125,000	125,774

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Automotive (continued)

Dana 4.50% 2/15/32	135,000	$ 126,391
Garrett Motion Holdings 144A 7.75% 5/31/32 #	257,000	262,484
Goodyear Tire & Rubber 5.25% 7/15/31	275,000	256,813
Phinia 144A 6.625% 10/15/32 #	89,000	88,559
Wand NewCo 3 144A 7.625% 1/30/32 #	177,000	184,255
ZF North America Capital 144A 6.75% 4/23/30 #	175,000	166,370
		1,786,900
Banking — 3.46%
Banco Santander 8.00% 2/1/34 μ, ψ	255,000	267,027
Bank of America
1.922% 10/24/31 μ	560,000	482,203
2.884% 10/22/30 μ	20,000	18,535
2.972% 2/4/33 μ	240,000	211,617
3.194% 7/23/30 μ	55,000	51,827
5.518% 10/25/35 μ	2,002,000	1,965,829
6.204% 11/10/28 μ	280,000	289,953
6.625% 5/1/30 μ, ψ	185,000	188,394

Bank of Montreal 7.70% 5/26/84 μ	575,000	594,517
Bank of New York Mellon
4.70% 9/20/25 μ, ψ	475,000	473,311
4.942% 2/11/31 μ	285,000	288,142
6.30% 3/20/30 μ, ψ	240,000	245,456
Barclays
6.224% 5/9/34 μ	480,000	501,291
7.625% 3/15/35 μ, ψ	200,000	198,078

BNP Paribas 144A 4.792% 5/9/29 #, μ	210,000	209,708
Citibank
5.488% 12/4/26	280,000	284,095
5.57% 4/30/34	250,000	256,074
Citigroup
5.61% 9/29/26 μ	265,000	265,630
5.612% 3/4/56 μ	225,000	214,514
6.02% 1/24/36 μ	235,000	236,506
6.75% 2/15/30 μ, ψ	1,235,000	1,224,835
Citizens Financial Group
2.85% 7/27/26	345,000	338,196
5.253% 3/5/31 μ	345,000	345,493

Credit Agricole 144A 5.222% 5/27/31 #, μ	275,000	277,512

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Deutsche Bank
5.297% 5/9/31 μ	235,000	$ 235,382
6.00% 10/30/25 μ, ψ	265,000	264,126
6.72% 1/18/29 μ	645,000	673,243

Fifth Third Bancorp 6.361% 10/27/28 μ	445,000	461,416
Goldman Sachs Group
5.016% 10/23/35 μ	1,705,000	1,650,746
5.218% 4/23/31 μ	365,000	370,417
5.561% 11/19/45 μ	1,400,000	1,341,265
5.734% 1/28/56 μ	375,000	364,716
6.484% 10/24/29 μ	290,000	306,006

Huntington Bancshares 6.208% 8/21/29 μ	455,000	474,399
JPMorgan Chase & Co.
3.109% 4/22/51 μ	30,000	19,548
5.012% 1/23/30 μ	380,000	384,601
5.103% 4/22/31 μ	310,000	314,575
5.14% 1/24/31 μ	856,000	869,551
5.572% 4/22/36 μ	405,000	412,211
KeyBank
3.40% 5/20/26	500,000	493,441
4.15% 8/8/25	470,000	469,250
5.85% 11/15/27	30,000	30,780

KeyCorp 4.789% 6/1/33 μ	2,000	1,910
Morgan Stanley
5.123% 2/1/29 μ	15,000	15,184
5.192% 4/17/31 μ	245,000	248,646
5.516% 11/19/55 μ	1,215,000	1,158,483
5.664% 4/17/36 μ	195,000	198,259
5.831% 4/19/35 μ	530,000	546,667
6.138% 10/16/26 μ	155,000	155,790
6.296% 10/18/28 μ	249,000	258,293

NatWest Markets 144A 5.538% 3/21/30 #	735,000	739,917
PNC Financial Services Group
2.60% 7/23/26	355,000	348,355
4.899% 5/13/31 μ	155,000	155,193
5.575% 1/29/36 μ	190,000	191,335

Popular 7.25% 3/13/28	730,000	767,855
Regions Financial 5.722% 6/6/30 μ	645,000	659,818

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
State Street
4.834% 4/24/30	170,000	$ 171,508
6.123% 11/21/34 μ	1,115,000	1,165,906

Truist Bank 4.632% 9/17/29 μ	783,000	767,199
Truist Financial
1.887% 6/7/29 μ	75,000	69,339
4.95% 9/1/25 μ, ψ	85,000	84,657
6.123% 10/28/33 μ	10,000	10,458

UBS Group 144A 5.58% 5/9/36 #, μ	200,000	200,212
US Bancorp
2.491% 11/3/36 μ	65,000	54,125
3.00% 7/30/29	150,000	140,655
3.10% 4/27/26	210,000	207,286
5.046% 2/12/31 μ	285,000	287,108
5.424% 2/12/36 μ	150,000	149,701
5.727% 10/21/26 μ	59,000	59,228

US Bank 4.73% 5/15/28 μ	275,000	275,363
Wells Fargo & Co.
5.244% 1/24/31 μ	215,000	218,275
5.605% 4/23/36 μ	415,000	420,006
		28,291,147
Basic Industry — 0.60%
Alumina Pty 144A 6.125% 3/15/30 #	200,000	200,446
Arsenal AIC Parent 144A 8.00% 10/1/30 #	165,000	173,478
Capstone Copper 144A 6.75% 3/31/33 #	224,000	224,149
Celanese US Holdings
6.50% 4/15/30	13,000	13,111
6.75% 4/15/33	112,000	109,112

Cleveland-Cliffs 144A 7.00% 3/15/32 #	285,000	246,182
FMG Resources August 2006 144A 5.875% 4/15/30 #	290,000	290,002
Freeport-McMoRan 5.45% 3/15/43	1,135,000	1,048,883
K Hovnanian Enterprises 144A 11.75% 9/30/29 #	110,000	118,613
Novelis 144A 4.75% 1/30/30 #	420,000	399,569
Nucor 5.10% 6/1/35	340,000	333,915
Olin 144A 6.625% 4/1/33 #	130,000	124,594
Olympus Water US Holding 144A 9.75% 11/15/28 #	200,000	209,943
Quikrete Holdings 144A 6.75% 3/1/33 #	180,000	182,799

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Rio Tinto Finance USA
5.00% 3/14/32	180,000	$ 180,807
5.25% 3/14/35	345,000	344,098
5.75% 3/14/55	361,000	351,276

Standard Building Solutions 144A 6.50% 8/15/32 #	185,000	188,007
Standard Industries 144A 3.375% 1/15/31 #	180,000	159,413
		4,898,397
Brokerage — 0.31%
Blackstone Reg Finance 5.00% 12/6/34	1,630,000	1,589,955
Jefferies Financial Group
2.625% 10/15/31	355,000	303,012
4.15% 1/23/30	170,000	164,052
6.20% 4/14/34	355,000	362,628
6.45% 6/8/27	90,000	92,788
6.50% 1/20/43	70,000	70,587
		2,583,022
Capital Goods — 0.86%
Amcor Flexibles North America 144A 5.50% 3/17/35 #	190,000	188,128
Amentum Holdings 144A 7.25% 8/1/32 #	235,000	239,922
Amphenol 2.20% 9/15/31	930,000	806,200
Amsted Industries 144A 6.375% 3/15/33 #	125,000	126,975
Arcosa 144A 6.875% 8/15/32 #	90,000	92,350
Boeing
2.196% 2/4/26	645,000	633,698
6.858% 5/1/54	685,000	731,101
Bombardier
144A 7.25% 7/1/31 #	90,000	92,925
144A 8.75% 11/15/30 #	180,000	193,420

CACI International 144A 6.375% 6/15/33 #	230,000	234,759
Caterpillar
5.20% 5/15/35	310,000	311,229
5.50% 5/15/55	120,000	117,153

Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	140,000	143,282
Enpro 144A 6.125% 6/1/33 #	195,000	196,938
Esab 144A 6.25% 4/15/29 #	190,000	193,439
Goat Holdco 144A 6.75% 2/1/32 #	85,000	84,734
Ingersoll Rand 5.70% 6/15/54	910,000	876,908
Manitowoc 144A 9.25% 10/1/31 #	95,000	99,107

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
Mauser Packaging Solutions Holding
144A 7.875% 4/15/27 #	120,000	$ 121,288
144A 9.25% 4/15/27 #	110,000	108,452
Sealed Air
144A 5.00% 4/15/29 #	260,000	255,463
144A 6.50% 7/15/32 #	65,000	66,622
Siemens Funding
144A 4.60% 5/28/30 #	200,000	200,467
144A 4.90% 5/28/32 #	200,000	200,775
144A 5.20% 5/28/35 #	200,000	200,887

Terex 144A 6.25% 10/15/32 #	175,000	172,233
TransDigm 144A 6.625% 3/1/32 #	340,000	347,737
		7,036,192
Communications — 0.95%
AT&T
1.70% 3/25/26	215,000	210,004
3.50% 9/15/53	620,000	412,426
4.35% 3/1/29	280,000	278,711
5.375% 8/15/35	125,000	125,779
6.05% 8/15/56	120,000	120,328
6.30% 1/15/38	375,000	399,760

Charter Communications Operating 3.85% 4/1/61	585,000	360,880
Comcast 6.05% 5/15/55	1,195,000	1,193,405
Meta Platforms
3.85% 8/15/32	1,130,000	1,071,103
5.40% 8/15/54	255,000	242,245

Rogers Communications 5.30% 2/15/34	925,000	910,511
T-Mobile USA
3.00% 2/15/41	440,000	314,938
3.75% 4/15/27	130,000	128,370
5.125% 5/15/32	105,000	105,942
5.75% 1/15/34	525,000	544,579
5.875% 11/15/55	110,000	107,213
Verizon Communications
2.875% 11/20/50	1,665,000	1,011,679
5.25% 4/2/35	210,000	209,298
		7,747,171

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical — 0.40%
Ford Motor Credit
6.80% 5/12/28	470,000	$ 480,006
6.95% 6/10/26	290,000	293,373

General Motors Financial 5.95% 4/4/34	975,000	969,167
VICI Properties
144A 4.625% 12/1/29 #	125,000	121,329
4.95% 2/15/30	1,325,000	1,315,524
5.625% 4/1/35	130,000	128,570
		3,307,969
Consumer Goods — 0.05%
Cerdia Finanz 144A 9.375% 10/3/31 #	200,000	206,005
Fiesta Purchaser
144A 7.875% 3/1/31 #	87,000	91,392
144A 9.625% 9/15/32 #	80,000	83,890
		381,287
Consumer Non-Cyclical — 0.91%
Anheuser-Busch InBev Worldwide 5.55% 1/23/49	1,360,000	1,335,497
Bunge Limited Finance
1.63% 8/17/25	150,000	148,984
2.75% 5/14/31	565,000	506,302
4.20% 9/17/29	290,000	286,290
Eli Lilly & Co.
5.10% 2/12/35	285,000	286,864
5.50% 2/12/55	200,000	195,781

Gilead Sciences 4.80% 4/1/44	1,135,000	1,010,538
HCA
5.45% 9/15/34	405,000	401,105
6.00% 4/1/54	775,000	736,015
Mars
144A 4.80% 3/1/30 #	1,105,000	1,112,291
144A 5.20% 3/1/35 #	330,000	328,887
144A 5.65% 5/1/45 #	220,000	215,954
144A 5.70% 5/1/55 #	260,000	252,416

Royalty Pharma 3.35% 9/2/51	735,000	456,649
Sysco 5.10% 9/23/30	175,000	177,530
		7,451,103
Electric — 0.91%
AEP Transmission 5.40% 3/15/53	5,000	4,675
American Electric Power 5.699% 8/15/25	1,000,000	1,001,492

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Appalachian Power 4.50% 8/1/32	285,000	$ 273,317
Berkshire Hathaway Energy 2.85% 5/15/51	210,000	123,888
Calpine
144A 4.625% 2/1/29 #	95,000	92,646
144A 5.125% 3/15/28 #	90,000	89,274

Constellation Energy Generation 5.75% 3/15/54	905,000	863,101
Dominion Energy
Series A 6.875% 2/1/55 μ	515,000	533,779
Series B 7.00% 6/1/54 μ	590,000	621,462

Entergy Louisiana 4.00% 3/15/33	90,000	83,589
Entergy Mississippi 2.85% 6/1/28	150,000	143,759
Lightning Power 144A 7.25% 8/15/32 #	220,000	230,798
NextEra Energy Capital Holdings
3.00% 1/15/52	905,000	547,435
5.65% 5/1/79 μ	55,000	53,699
6.375% 8/15/55 μ	100,000	100,374
6.50% 8/15/55 μ	125,000	126,203

NRG Energy 144A 6.25% 11/1/34 #	180,000	180,209
Oglethorpe Power
3.75% 8/1/50	520,000	355,580
4.50% 4/1/47	225,000	178,935
6.20% 12/1/53	320,000	316,754
Pacific Gas & Electric
2.10% 8/1/27	30,000	28,317
2.50% 2/1/31	45,000	38,714
3.25% 6/1/31	25,000	22,190
PacifiCorp
2.90% 6/15/52	425,000	243,969
5.35% 12/1/53	5,000	4,397

Southwestern Electric Power 4.10% 9/15/28	165,000	162,400
Vistra
144A 7.00% 12/15/26 #, μ, ψ	170,000	173,016
144A 8.00% 10/15/26 #, μ, ψ	200,000	205,387
Vistra Operations
144A 4.30% 7/15/29 #	215,000	209,609
144A 6.95% 10/15/33 #	380,000	409,822
		7,418,790

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy — 1.32%
Archrock Partners 144A 6.625% 9/1/32 #	180,000	$ 181,073
Aris Water Holdings 144A 7.25% 4/1/30 #	125,000	125,765
BP Capital Markets 4.875% 3/22/30 μ, ψ	200,000	192,574
BP Capital Markets America
2.721% 1/12/32	80,000	70,342
4.812% 2/13/33	10,000	9,821
5.227% 11/17/34	1,540,000	1,533,941

Civitas Resources 144A 8.625% 11/1/30 #	200,000	197,411
ConocoPhillips 5.00% 1/15/35	1,250,000	1,221,445
Enbridge
5.75% 7/15/80 μ	130,000	125,773
6.70% 11/15/53	420,000	440,649
7.20% 6/27/54 μ	420,000	422,983
Energy Transfer
5.25% 4/15/29	170,000	172,645
5.75% 2/15/33	408,000	416,257
6.25% 4/15/49	190,000	181,055
6.50% 11/15/26 μ, ψ	445,000	444,991
Enterprise Products Operating
3.20% 2/15/52	695,000	439,362
5.35% 1/31/33	5,000	5,099
Genesis Energy
7.75% 2/1/28	90,000	90,844
7.875% 5/15/32	45,000	45,609

Gulfport Energy Operating 144A 6.75% 9/1/29 #	185,000	187,905
Hilcorp Energy I
144A 6.00% 4/15/30 #	300,000	284,882
144A 6.00% 2/1/31 #	40,000	36,882
144A 6.25% 4/15/32 #	68,000	62,025

Kinder Morgan 5.95% 8/1/54	300,000	286,791
Matador Resources 144A 6.25% 4/15/33 #	130,000	125,546
Murphy Oil 6.00% 10/1/32	71,000	66,262
Nabors Industries
144A 8.875% 8/15/31 #	75,000	51,391
144A 9.125% 1/31/30 #	70,000	63,844

NGL Energy Operating 144A 8.375% 2/15/32 #	180,000	170,357
Noble Finance II 144A 8.00% 4/15/30 #	135,000	134,625
NuStar Logistics
5.625% 4/28/27	378,000	379,177
6.00% 6/1/26	117,000	117,772

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

ONEOK 5.70% 11/1/54	185,000	$ 165,544
Permian Resources Operating 144A 7.00% 1/15/32 #	115,000	118,040
Rockies Express Pipeline 144A 6.75% 3/15/33 #	132,000	136,118
SM Energy
144A 6.75% 8/1/29 #	65,000	63,741
144A 7.00% 8/1/32 #	78,000	74,952

Sunoco 144A 7.25% 5/1/32 #	105,000	109,241
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	365,000	333,242
Transocean
144A 8.00% 2/1/27 #	251,000	245,596
144A 8.50% 5/15/31 #	85,000	73,127
USA Compression Partners
6.875% 9/1/27	178,000	178,059
144A 7.125% 3/15/29 #	76,000	77,261
Venture Global LNG
144A 7.00% 1/15/30 #	85,000	84,693
144A 8.375% 6/1/31 #	165,000	167,622

Venture Global Plaquemines LNG 144A 7.50% 5/1/33 #	170,000	177,707
Weatherford International 144A 8.625% 4/30/30 #	232,000	235,838
Woodside Finance
4.90% 5/19/28	80,000	80,016
5.70% 5/19/32	85,000	84,901
6.00% 5/19/35	100,000	99,352
		10,790,148
Financials — 1.03%
AerCap Ireland Capital DAC
3.00% 10/29/28	150,000	141,659
3.65% 7/21/27	505,000	494,026
4.45% 4/3/26	645,000	643,036
Air Lease
2.875% 1/15/26	560,000	553,406
2.875% 1/15/32	300,000	263,043
3.00% 2/1/30	175,000	162,289
4.65% 6/15/26 μ, ψ	135,000	133,129

Apollo Debt Solutions 6.70% 7/29/31	1,260,000	1,295,704
Aviation Capital Group
144A 1.95% 1/30/26 #	830,000	813,909
144A 3.50% 11/1/27 #	445,000	430,831
144A 6.25% 4/15/28 #	15,000	15,518

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Financials (continued)

Avolon Holdings Funding 144A 4.95% 1/15/28 #	150,000	$ 149,639
Azorra Finance 144A 7.75% 4/15/30 #	185,000	185,687
Blackstone Private Credit Fund 5.60% 11/22/29	755,000	751,113
Block 6.50% 5/15/32	135,000	138,053
Blue Owl Credit Income 6.60% 9/15/29	225,000	229,991
California Buyer 144A 6.375% 2/15/32 #	150,000	148,410
Focus Financial Partners 144A 6.75% 9/15/31 #	178,000	180,195
Fortress Transportation and Infrastructure Investors 144A 7.00% 6/15/32 #	185,000	189,260
Jefferies Finance
144A 5.00% 8/15/28 #	200,000	189,657
144A 6.625% 10/15/31 #	200,000	198,187
OneMain Finance
6.625% 5/15/29	123,000	124,525
7.125% 9/15/32	42,000	42,314
PennyMac Financial Services
144A 6.875% 5/15/32 #	85,000	85,476
144A 6.875% 2/15/33 #	125,000	125,827

Shift4 Payments 144A 6.75% 8/15/32 #	265,000	270,544
UBS Group
144A 6.85% 9/10/29 #, μ, ψ	200,000	199,913
144A 7.00% 2/10/30 #, μ, ψ	200,000	198,506

UWM Holdings 144A 6.625% 2/1/30 #	46,000	45,137
		8,398,984
Healthcare — 0.25%
Acadia Healthcare 144A 7.375% 3/15/33 #	175,000	178,534
AthenaHealth Group 144A 6.50% 2/15/30 #	55,000	53,040
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	405,000	386,175
CHS 144A 4.75% 2/15/31 #	245,000	209,917
DaVita
144A 3.75% 2/15/31 #	140,000	124,093
144A 4.625% 6/1/30 #	115,000	107,533

Grifols 144A 4.75% 10/15/28 #	200,000	190,389
Medline Borrower 144A 5.25% 10/1/29 #	128,000	125,187
Opal Bidco 144A 6.50% 3/31/32 #	200,000	199,967
Owens & Minor 144A 10.00% 4/15/30 #	120,000	125,488
Raven Acquisition Holdings 144A 6.875% 11/15/31 #	140,000	139,715
Surgery Center Holdings 144A 7.25% 4/15/32 #	190,000	189,871
		2,029,909

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance — 1.30%
200 Park Funding Trust 144A 5.74% 2/15/55 #	230,000	$ 221,991
Aon 5.00% 9/12/32	755,000	758,967
Ardonagh Finco 144A 7.75% 2/15/31 #	320,000	331,112
Arthur J Gallagher & Co. 5.55% 2/15/55	670,000	621,907
Athene Global Funding 144A 1.985% 8/19/28 #	55,000	50,322
Athene Holding
3.95% 5/25/51	780,000	530,816
6.625% 10/15/54 μ	635,000	626,009
6.625% 5/19/55	255,000	254,200

Beacon Funding Trust 144A 6.266% 8/15/54 #	1,165,000	1,117,849
Howden UK Refinance
144A 7.25% 2/15/31 #	200,000	205,475
144A 8.125% 2/15/32 #	200,000	205,337
HUB International
144A 5.625% 12/1/29 #	135,000	133,994
144A 7.375% 1/31/32 #	120,000	125,307

Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #	235,000	246,940
Marsh & McLennan 5.35% 11/15/44	1,520,000	1,451,537
Metropolitan Life Global Funding I 144A 4.90% 1/9/30 #	1,325,000	1,345,768
New York Life Global Funding 144A 5.45% 9/18/26 #	575,000	582,992
Panther Escrow Issuer 144A 7.125% 6/1/31 #	185,000	191,499
Pine Street Trust III 144A 6.223% 5/15/54 #	1,140,000	1,100,663
Prudential Financial 5.20% 3/14/35	390,000	388,136
USI 144A 7.50% 1/15/32 #	155,000	162,666
		10,653,487
Leisure — 0.27%
Boyd Gaming 144A 4.75% 6/15/31 #	250,000	234,298
Caesars Entertainment
144A 6.00% 10/15/32 #	180,000	172,784
144A 6.50% 2/15/32 #	135,000	136,171
144A 7.00% 2/15/30 #	310,000	318,294
Carnival
144A 5.75% 3/1/27 #	80,000	80,250
144A 6.00% 5/1/29 #	160,000	160,522
144A 6.125% 2/15/33 #	131,000	131,405

Life Time 144A 6.00% 11/15/31 #	180,000	180,522
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	544,000	545,657
Scientific Games Holdings 144A 6.625% 3/1/30 #	125,000	118,592

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Leisure (continued)

Six Flags Entertainment 144A 6.625% 5/1/32 #	120,000	$ 122,416
		2,200,911
Media — 0.44%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	100,000	76,470
AMC Networks 4.25% 2/15/29	290,000	222,137
CCO Holdings
144A 4.50% 8/15/30 #	335,000	314,341
4.50% 5/1/32	110,000	100,196
144A 5.375% 6/1/29 #	330,000	325,647

Cimpress 144A 7.375% 9/15/32 #	150,000	140,005
CMG Media 144A 8.875% 6/18/29 #	200,000	184,500
CSC Holdings
144A 4.50% 11/15/31 #	200,000	135,385
144A 5.00% 11/15/31 #	200,000	91,142

Cumulus Media New Holdings 144A 8.00% 7/1/29 #	213,000	59,108
Gray Media
144A 4.75% 10/15/30 #	238,000	172,847
144A 5.375% 11/15/31 #	285,000	203,738

McGraw-Hill Education 144A 7.375% 9/1/31 #	215,000	221,360
Midcontinent Communications 144A 8.00% 8/15/32 #	175,000	181,204
Sirius XM Radio 144A 4.00% 7/15/28 #	680,000	645,795
Snap 144A 6.875% 3/1/33 #	180,000	182,508
Stagwell Global 144A 5.625% 8/15/29 #	190,000	178,805
Univision Communications 144A 7.375% 6/30/30 #	185,000	173,079
		3,608,267
Real Estate — 0.12%
Forestar Group 144A 6.50% 3/15/33 #	90,000	89,336
Iron Mountain
144A 4.50% 2/15/31 #	320,000	300,149
144A 5.25% 3/15/28 #	380,000	376,070

RHP Hotel Properties 144A 6.50% 6/15/33 #	175,000	178,117
Starwood Property Trust 144A 6.50% 7/1/30 #	57,000	57,851
		1,001,523
Retail — 0.22%
Asbury Automotive Group
144A 4.625% 11/15/29 #	65,000	61,848
4.75% 3/1/30	170,000	161,614

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Retail (continued)
Bath & Body Works
6.875% 11/1/35	435,000	$ 438,789
6.95% 3/1/33	111,000	112,098
Carvana
PIK 144A 9.00% 6/1/30 #, >	69,225	73,058
PIK 144A 9.00% 6/1/31 #, >>	68,694	79,727

Magnera 144A 7.25% 11/15/31 #	125,000	114,464
Murphy Oil USA 144A 3.75% 2/15/31 #	395,000	358,355
PetSmart 144A 7.75% 2/15/29 #	250,000	243,667
Victra Holdings 144A 8.75% 9/15/29 #	140,000	143,117
		1,786,737
Services — 0.19%
Avis Budget Car Rental 144A 5.75% 7/15/27 #	53,000	52,360
Herc Holdings Escrow
144A 7.00% 6/15/30 #	55,000	56,697
144A 7.25% 6/15/33 #	40,000	41,196

Prime Security Services Borrower 144A 5.75% 4/15/26 #	335,000	336,170
Resideo Funding 144A 6.50% 7/15/32 #	157,000	158,487
Staples 144A 10.75% 9/1/29 #	180,000	163,851
United Rentals North America 3.875% 2/15/31	191,000	176,390
Waste Pro USA 144A 7.00% 2/1/33 #	90,000	92,504
White Cap Buyer 144A 6.875% 10/15/28 #	340,000	333,583
Williams Scotsman 144A 6.625% 4/15/30 #	175,000	179,503
		1,590,741
Technology — 0.62%
Accenture Capital
4.25% 10/4/31	770,000	756,401
4.50% 10/4/34	665,000	639,150
Broadcom
144A 3.187% 11/15/36 #	945,000	768,984
5.05% 7/12/29	35,000	35,635

CDW 3.276% 12/1/28	390,000	369,389
Foundry JV Holdco 144A 6.10% 1/25/36 #	295,000	299,943
Leidos
5.40% 3/15/32	490,000	493,722
5.50% 3/15/35	485,000	483,643

Marvell Technology 2.45% 4/15/28	520,000	490,392
Oracle 6.00% 8/3/55	395,000	383,225

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
Synopsys
5.15% 4/1/35		230,000	$ 227,417
5.70% 4/1/55		175,000	167,184
			5,115,085
Technology & Electronics — 0.15%
Beacon Roofing Supply 144A 6.75% 4/30/32 #		43,000	44,198
Cloud Software Group 144A 6.50% 3/31/29 #		290,000	289,916
CommScope 144A 8.25% 3/1/27 #		122,000	121,787
CommScope Technologies 144A 5.00% 3/15/27 #		55,000	53,197
Entegris 144A 5.95% 6/15/30 #		335,000	335,507
Seagate HDD Cayman 5.75% 12/1/34		125,000	122,841
Sensata Technologies 144A 4.00% 4/15/29 #		255,000	239,624
Zebra Technologies 144A 6.50% 6/1/32 #		50,000	50,931
			1,258,001
Telecommunications — 0.30%
Connect Finco 144A 9.00% 9/15/29 #		275,000	262,449
Consolidated Communications
144A 5.00% 10/1/28 #		215,000	217,344
144A 6.50% 10/1/28 #		270,000	276,160
Frontier Communications Holdings
5.875% 11/1/29		80,000	80,904
144A 6.00% 1/15/30 #		345,000	349,831
144A 6.75% 5/1/29 #		185,000	187,688

Iliad Holding 144A 8.50% 4/15/31 #		200,000	211,242
Rogers Communications 7.125% 4/15/55 μ		150,000	150,293
Sable International Finance 144A 7.125% 10/15/32 #		200,000	196,687
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #		405,000	372,241
VZ Secured Financing 144A 5.00% 1/15/32 #		200,000	173,016
			2,477,855
Transportation — 0.27%
Babcock International Group 1.375% 9/13/27 ■	EUR	200,000	220,437
CSX
4.75% 5/30/42		320,000	285,429
4.90% 3/15/55		665,000	580,305

Genesee & Wyoming 144A 6.25% 4/15/32 #		270,000	274,550

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
Union Pacific
5.10% 2/20/35	265,000	$ 265,583
5.60% 12/1/54	585,000	567,098
		2,193,402
Total Corporate Bonds (cost $125,626,726)		124,007,028

Municipal Bonds — 0.05%
Bay Area, California Toll Authority Revenue (Build America Bonds) Series S-3 6.907% 10/1/50	185,000	203,111
New Jersey Turnpike Authority Revenue (Build America Bonds) Series A 7.102% 1/1/41	105,000	117,432
South Carolina Public Service Authority Revenue Series D 4.77% 12/1/45	60,000	50,717
Total Municipal Bonds (cost $482,906)		371,260

Non-Agency Asset-Backed Securities — 1.06%
Chase Issuance Trust Series 2024-A1 A 4.60% 1/16/29	880,000	884,419
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	250,000	236,622
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	243,125	225,572
Enterprise Fleet Financing Series 2022-2 A2 144A 4.65% 5/21/29 #	8,091	8,082
GMF Floorplan Owner Revolving Trust Series 2023-1 A1 144A 5.34% 6/15/28 #	150,000	151,160
GreatAmerica Leasing Receivables Series 2024-1 A3 144A 4.98% 1/18/28 #	1,600,000	1,609,298
Hyundai Auto Lease Securitization Trust Series 2024-C A3 144A 4.62% 4/17/28 #	500,000	501,197
JPMorgan Fixed Income Pass Through Trust Auction Series 2007-B 144A 0.255% 1/15/87 #, =, ♦	1,300,000	130
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	1,000,000	1,006,428
PFS Financing Series 2024-B A 144A 4.95% 2/15/29 #	1,600,000	1,610,950
Porsche Innovative Lease Owner Trust Series 2024-1A A3 144A 4.67% 11/22/27 #	505,000	506,006

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Santander Drive Auto Receivables Trust Series 2025-1 D 5.43% 3/17/31	420,000	$ 423,689
Taco Bell Funding Series 2021-1A A2I 144A 1.946% 8/25/51 #	461,775	437,463
Toyota Auto Loan Extended Note Trust Series 2022-1A A 144A 3.82% 4/25/35 #	100,000	98,814
Toyota Auto Receivables Owner Trust Series 2024-A A3 4.83% 10/16/28	190,000	190,888
Wheels Fleet Lease Funding 1 Series 2024-3A A1 144A 4.80% 9/19/39 #	810,000	811,215
Total Non-Agency Asset-Backed Securities (cost $9,825,176)		8,701,933

Non-Agency Collateralized Mortgage Obligations — 0.54%
Connecticut Avenue Securities Trust
Series 2023-R08 1M1 144A 5.822% (SOFR + 1.50%) 10/25/43 #, •	674,606	677,136
Series 2025-R01 1M2 144A 5.821% (SOFR + 1.50%) 1/25/45 #, •	510,000	509,842
Series 2025-R02 1M2 144A 5.921% (SOFR + 1.60%) 2/25/45 #, •	980,000	980,920
Series 2025-R03 2M1 144A 5.922% (SOFR + 1.60%) 3/25/45 #, •	227,423	228,876
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2023-HQA3 A1 144A 6.172% (SOFR + 1.85%) 11/25/43 #, •	274,028	277,170
Series 2024-DNA3 M2 144A 5.772% (SOFR + 1.45%) 10/25/44 #, •	780,000	780,149
Series 2025-DNA2 M2 144A 5.831% (SOFR + 1.50%) 5/25/45 #, •	180,000	180,112
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.406% 6/25/29 #, •	42,372	40,480
Series 2014-2 B2 144A 3.406% 6/25/29 #, •	42,373	40,328
Series 2015-4 B1 144A 3.509% 6/25/45 #, •	76,786	70,887
Series 2015-4 B2 144A 3.509% 6/25/45 #, •	76,786	70,654
Series 2021-10 A3 144A 2.50% 12/25/51 #, •	38,574	30,815
JPMorgan Trust
Series 2015-5 B2 144A 5.869% 5/25/45 #, •	28,580	28,587
Series 2015-6 B1 144A 3.501% 10/25/45 #, •	64,812	62,007
Series 2015-6 B2 144A 3.501% 10/25/45 #, •	64,812	61,214

Consolidated schedule of investments
Macquarie Wealth Builder Fund
		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

Morgan Stanley Residential Mortgage Loan Trust Series 2021-4 A3 144A 2.50% 7/25/51 #, •		74,316	$ 59,370
Sequoia Mortgage Trust Series 2015-1 B2 144A 3.937% 1/25/45 #, •		14,574	13,968
Towd Point Mortgage Trust Series 2018-1 A1 144A 3.00% 1/25/58 #, •		6,906	6,806
WST Trust Series 2019-1 A 4.848% (BBSW1M + 1.08%) 8/18/50 •	AUD	467,950	302,814
Total Non-Agency Collateralized Mortgage Obligations (cost $4,464,168)			4,422,135

Non-Agency Commercial Mortgage-Backed Securities — 1.95%
BANK
Series 2017-BNK5 B 3.896% 6/15/60 •		95,000	90,949
Series 2019-BN20 A3 3.011% 9/15/62		250,000	229,727
Series 2019-BN21 A5 2.851% 10/17/52		725,000	662,029
Series 2020-BN25 A5 2.649% 1/15/63		850,000	766,870
Series 2020-BN26 A4 2.403% 3/15/63		650,000	579,455
Series 2022-BNK40 A4 3.391% 3/15/64 •		1,000,000	905,367

Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 •		340,000	328,547
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53		850,000	743,052
Series 2020-B18 A5 1.925% 7/15/53		1,000,000	859,516
Series 2020-B19 A5 1.85% 9/15/53		455,000	389,291
Series 2020-B21 A5 1.978% 12/17/53		925,000	790,546
Series 2021-B24 A5 2.584% 3/15/54		260,000	224,779
Series 2021-B25 A5 2.577% 4/15/54		1,450,000	1,257,472
Series 2022-B33 A5 3.458% 3/15/55		1,000,000	901,988
Series 2022-B34 A5 3.786% 4/15/55 •		350,000	317,422
Series 2022-B35 A5 4.443% 5/15/55 •		145,000	137,974

Cantor Commercial Real Estate Lending Series 2019-CF2 A5 2.874% 11/15/52		350,000	321,900
CD Mortgage Trust Series 2019-CD8 A4 2.912% 8/15/57		250,000	227,421
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.838% 12/10/54		100,000	98,457

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

FREMF Mortgage Trust Series 2020-K737 B 144A 3.328% 1/25/53 #, •	2,000,000	$ 1,953,316
Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #	100,000	86,672
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	350,000	341,030
Series 2017-GS6 A3 3.433% 5/10/50	515,000	499,387
Series 2019-GC39 A4 3.567% 5/10/52	580,000	543,912
Series 2019-GC42 A4 3.00% 9/10/52	1,280,000	1,184,732
Series 2020-GC47 A5 2.377% 5/12/53	250,000	223,328

JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	150,000	149,119
JPM-DB Commercial Mortgage Securities Trust Series 2017-C7 A5 3.409% 10/15/50	350,000	337,573
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 A3 2.652% 8/15/49	835,000	810,465
Total Non-Agency Commercial Mortgage-Backed Securities (cost $17,203,237)		15,962,296

US Treasury Obligations — 3.54%
US Treasury Bonds
4.125% 8/15/44	735,000	660,725
4.625% 11/15/44	595,000	571,665
4.75% 2/15/45	1,985,000	1,938,167
4.75% 5/15/55	5,840,000	5,691,263

US Treasury Floating Rate Notes 4.461% (USBMMY3M + 0.16%) 4/30/27 •	6,475,000	6,479,312
US Treasury Notes
3.75% 4/15/28	2,500,000	2,492,285
3.875% 4/30/30	6,150,000	6,126,457
3.875% 8/15/34	850,000	819,104
4.50% 12/31/31	2,115,000	2,158,663
5.00% 9/30/25	2,065,000	2,069,162
Total US Treasury Obligations (cost $29,083,742)		29,006,803

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Number of shares	Value (US $)
Common Stocks — 53.97%
Communication Services — 4.60%
Alphabet Class A	45,803	$ 7,866,207
Alphabet Class C	18,349	3,171,625
AT&T	183,810	5,109,918
Electronic Arts	22,529	3,239,220
Interpublic Group	25,688	615,484
KDDI	16,800	291,763
Meta Platforms Class A	12,384	8,018,516
Publicis Groupe	4,060	442,000
Verizon Communications	117,686	5,173,477
Walt Disney	32,813	3,709,181
		37,637,391
Consumer Discretionary — 5.22%
adidas	1,379	343,690
Amadeus IT Group	13,177	1,097,899
Best Buy	43,670	2,894,447
Booking Holdings	788	4,348,917
Buckle	53,972	2,299,747
eBay	33,537	2,453,902
Genuine Parts	24,901	3,150,474
H & M Hennes & Mauritz Class B	21,661	310,219
Home Depot	8,255	3,040,234
Kering	1,359	265,965
Lowe's	14,256	3,218,007
LVMH Moet Hennessy Louis Vuitton	1,271	690,190
NIKE Class B	79,181	4,797,577
PulteGroup	35,687	3,498,397
Ross Stores	24,805	3,474,932
Sodexo	10,817	747,369
Starbucks	17,322	1,454,182
TJX	36,380	4,616,622
		42,702,770
Consumer Staples — 3.06%
Altria Group	76,139	4,614,785
Anheuser-Busch InBev	13,245	933,022
Asahi Group Holdings	15,700	207,959
Conagra Brands	125,798	2,879,516
Diageo	31,647	860,040
Hershey	19,349	3,109,191
Kao	15,400	706,991
Kenvue	144,700	3,453,989

	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Staples (continued)
Koninklijke Ahold Delhaize	20,141	$ 850,273
Nestle	5,344	569,464
Philip Morris International	32,080	5,793,327
Seven & i Holdings	16,500	249,515
Unilever	13,222	838,536
		25,066,608
Energy — 2.04%
Chevron	32,339	4,420,741
EOG Resources	8,114	880,937
Expand Energy	16,498	1,915,913
Exxon Mobil	92,950	9,508,785
		16,726,376
Financials — 10.78%
Allstate	17,101	3,588,987
Ally Financial	54,034	1,891,190
American Financial Group	30,532	3,785,357
Ameriprise Financial	7,822	3,983,275
Artisan Partners Asset Management Class A	38,684	1,558,965
Bank of America	83,100	3,667,203
Bank of New York Mellon	48,664	4,312,117
Blackrock	4,990	4,889,651
Blackstone	24,187	3,356,188
Charles Schwab	48,800	4,310,992
Citizens Financial Group	102,834	4,149,352
Corebridge Financial	119,482	3,896,308
Fidelity National Financial	54,908	3,007,311
Fidelity National Information Services	45,594	3,629,738
Fifth Third Bancorp	52,413	2,001,652
Huntington Bancshares	170,317	2,662,055
JPMorgan Chase & Co.	1,225	323,400
KeyCorp	240,166	3,809,033
MetLife	52,322	4,111,463
MNSN Holdings =, †	115	489
Pluxee	19,677	442,377
PNC Financial Services Group	13,250	2,302,983
Principal Financial Group	49,970	3,892,163
Prudential Financial	10,652	1,106,636
Regions Financial	57,096	1,224,138
Sberbank of Russia PJSC =	52,870	0
State Street	29,819	2,870,973

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Synchrony Financial	66,932	$ 3,858,630
Travelers	14,407	3,972,010
Truist Financial	80,628	3,184,806
Western Union	260,392	2,416,438
		88,205,880
Healthcare — 6.77%
AbbVie	31,596	5,880,332
Baxter International	110,800	3,379,400
Bristol-Myers Squibb	78,245	3,777,669
Cardinal Health	26,357	4,070,575
Cencora	14,353	4,180,168
Cigna Group	10,882	3,445,676
Coloplast Class B	6,087	591,782
Gilead Sciences	44,969	4,950,187
Johnson & Johnson	22,781	3,535,839
McKesson	5,975	4,299,072
Merck & Co.	82,967	6,375,184
Novo Nordisk Class B	14,190	1,008,169
OmniAb 12.5 =, †	363	0
OmniAb 15 =, †	363	0
Pfizer	164,305	3,859,524
Roche Holding	2,704	872,311
SIGA Technologies	237,310	1,419,114
Smith & Nephew	53,042	767,904
Thermo Fisher Scientific	7,441	2,997,384
		55,410,290
Industrials — 4.61%
Amentum Holdings †	1	18
Atlas Copco Class B	15,664	223,107
CSX	112,400	3,550,716
Dover	18,134	3,223,319
DSV	2,998	705,983
Expeditors International of Washington	28,422	3,204,012
Intertek Group	10,374	668,959
Jacobs Solutions	27,515	3,475,144
Knorr-Bremse	6,249	631,493
Kone Class B	9,722	605,370
Lockheed Martin	2,926	1,411,444
Makita	21,800	673,566
Masco	52,684	3,288,535

	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Northrop Grumman	7,183	$ 3,482,103
Otis Worldwide	38,035	3,626,637
Paychex	27,392	4,325,471
REV Group	81,091	3,040,102
Securitas Class B	73,917	1,092,916
Wolters Kluwer	2,773	492,127
		37,721,022
Information Technology — 15.26%
Accenture Class A	10,322	3,270,216
Analog Devices	17,145	3,668,687
Apple	109,036	21,898,010
Applied Materials	16,275	2,551,106
ASML Holding	828	614,766
Broadcom	32,469	7,859,771
CDW	18,545	3,344,776
Cisco Systems	125,703	7,924,317
Dell Technologies Class C	30,161	3,356,015
HP	117,648	2,929,435
Lam Research	47,950	3,873,881
Microsoft	44,692	20,574,409
Monolithic Power Systems	4,822	3,191,682
NetApp	34,669	3,437,778
NVIDIA	177,195	23,944,360
QUALCOMM	27,502	3,993,290
SAP	3,979	1,201,324
Seagate Technology Holdings	31,831	3,754,148
Teledyne Technologies †	7,094	3,538,913
		124,926,884
Materials — 0.74%
Air Liquide	5,274	1,092,277
Dow	63,561	1,763,182
DuPont de Nemours	47,571	3,177,743
		6,033,202
Real Estate — 0.47%
Equity Residential	54,955	3,854,544
Spirit MTA REIT =, †, π	677	0
		3,854,544

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Utilities — 0.42%
Duke Energy	29,329	$ 3,452,610
		3,452,610
Total Common Stocks (cost $356,295,495)		441,737,577

Preferred Stocks — 0.09%
Consumer Staples — 0.08%
Henkel AG & Co. 2.90% ω	8,680	694,630
		694,630
Financials — 0.01%
SVB Financial Trust 11/7/32 †	133	70,823
		70,823
Total Preferred Stocks (cost $775,836)		765,453

Exchange-Traded Funds — 9.45%
iShares iBoxx High Yield Corporate Bond ETF	97,679	7,772,318
iShares US Treasury Bond ETF	820,829	18,682,068
Vanguard Russell 1000 Value ETF	614,651	50,899,249
Total Exchange-Traded Funds (cost $75,407,340)		77,353,635

Limited Liability Corporation — 1.31%
SC Hixson <<, =, π	7,200,000	10,741,680
Total Limited Liability Corporation (cost $4,221,000)		10,741,680

Short-Term Investments — 1.89%
Money Market Mutual Funds — 1.89%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.21%)	3,866,675	3,866,675
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.19%)	3,866,675	3,866,675
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.27%)	3,866,675	3,866,675

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.22%)	3,866,675	$ 3,866,675
Total Short-Term Investments (cost $15,466,700)		15,466,700
Total Value of Securities—99.47% (cost $726,649,413)		$814,125,239
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to consolidated financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2025, the aggregate value of Rule 144A securities was $66,567,770, which represents 8.13% of the Fund’s net assets. See Note 8 in “Notes to consolidated financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at May 31, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.
>>	PIK. 100% of the income received was in the form of principal.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.

Consolidated schedule of investments
Macquarie Wealth Builder Fund
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
†	Non-income producing security.
<<	Affiliated company. See Note 2 in “Notes to consolidated financial statements.”
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At May 31, 2025, the aggregate value of restricted securities was $10,741,680, which represented 1.31% of the Fund’s net assets. See Note 8 in “Notes to consolidated financial statements” and the following table for additional details on restricted securities.
ω	Perpetual security with no stated maturity date.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
SC Hixson	1/7/20	$4,221,000	$10,741,680
Spirit MTA REIT	1/2/20	0	0
Total		$4,221,000	$10,741,680
The following futures contracts were outstanding at May 31, 2025:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
110	US Treasury 2 yr Notes	$22,818,125	$22,794,323	9/30/25	$23,802	$—	$9,453
98	US Treasury 5 yr Notes	10,602,375	10,564,327	10/5/25	38,048	—	8,422
62	US Treasury 10 yr Notes	6,866,500	6,827,845	9/19/25	38,655	—	3,875

Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
29	US Treasury 10 yr Ultra Notes	$3,263,860	$3,268,917	9/19/25	$—	$(5,057)	$—
193	US Treasury Long Bonds	21,766,781	21,483,812	9/19/25	282,969	—	(6,031)
(86)	US Treasury Ultra Bonds	(9,981,375)	(9,932,404)	9/19/25	—	(48,971)	13,437
Total Futures Contracts			$55,006,820		$383,474	$(54,028)	$29,156
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the consolidated financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
[1]	See Note 6 in “Notes to consolidated financial statements.”
Summary of abbreviations:
AG – Aktiengesellschaft
BBSW1M – Bank Bill Swap Rate 1 Month
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
ETF – Exchange-Traded Fund
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
PJSC – Private Joint Stock Company

Consolidated schedule of investments
Macquarie Wealth Builder Fund
Summary of abbreviations: (continued)
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
AUD – Australian Dollar
EUR – European Monetary Unit
USD – US Dollar
See accompanying notes, which are  an integral part of the consolidated financial statements.

Consolidated statement of assets and liabilities
Macquarie Wealth Builder Fund	May 31, 2025 (Unaudited)
Assets:
Investments, at value*	$803,383,559
Investments of affiliated issuers, at value**	10,741,680
Foreign currencies, at valueΔ	224,594
Cash	3,491,314
Cash collateral due from brokers	958,007
Dividends and interest receivable	2,908,804
Receivable for fund shares sold	795,865
Foreign tax reclaims receivable	416,785
Prepaid expenses	47,513
Receivable for securities sold	44,448
Variation margin due from broker on futures contracts	29,156
Excise tax prepaid	21,037
Other assets	26,714
Total Assets	823,089,476
Liabilities:
Deferred tax liability (See Note 1)	2,034,003
Payable for fund shares redeemed	1,276,687
Payable for securities purchased	786,096
Investment management fees payable to affiliates	373,265
Distribution fees payable to affiliates	155,116
Total Liabilities	4,625,167
Total Net Assets	$818,464,309

Net Assets Consist of:
Paid-in capital	$715,984,238
Total distributable earnings (loss)	102,480,071
Total Net Assets	$818,464,309

Consolidated statement of assets and liabilities
Macquarie Wealth Builder Fund

Net Asset Value

Class A:
Net assets	$690,342,666
Shares of beneficial interest outstanding, unlimited authorization, no par	46,902,408
Net asset value per share	$14.72
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$15.62

Class C:
Net assets	$9,912,451
Shares of beneficial interest outstanding, unlimited authorization, no par	671,481
Net asset value per share	$14.76

Class R:
Net assets	$1,203,376
Shares of beneficial interest outstanding, unlimited authorization, no par	81,673
Net asset value per share	$14.73

Institutional Class:
Net assets	$92,812,556
Shares of beneficial interest outstanding, unlimited authorization, no par	6,305,069
Net asset value per share	$14.72

Class R6:
Net assets	$24,193,260
Shares of beneficial interest outstanding, unlimited authorization, no par	1,643,663
Net asset value per share	$14.72
*Investments, at cost	$722,428,413
**Investments of affiliated issuers, at cost	4,221,000
ΔForeign currencies, at cost	209,451
See accompanying notes, which are an  integral part of the consolidated financial statements.

Consolidated statement of operations
Macquarie Wealth Builder Fund	Six months ended May 31, 2025 (Unaudited)
Investment Income:
Dividends	$6,953,071
Interest	6,762,996
Foreign tax withheld	(47,374)
13,668,693

Expenses:
Management fees	2,644,266
Tax expense	45,000
Distribution expenses — Class A	882,330
Distribution expenses — Class C	57,432
Distribution expenses — Class R	3,472
Dividend disbursing, transfer agent fees and sub-transfer agents fees and expenses	442,472
Legal fees	113,262
Accounting and administration expenses	92,185
Reports and statements to shareholders expenses	52,516
Registration fees	44,152
Audit and tax fees	30,428
Excise tax	28,739
Investment interest expense	21,024
Trustees’ fees	20,689
Custodian fees	16,509
Other	58,121
4,552,597
Less expenses waived	(201,685)
Less expenses paid indirectly	(17,547)
Total operating expenses	4,333,365
Net Investment Income (Loss)	9,335,328

Consolidated statement of operations
Macquarie Wealth Builder Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$13,915,901
Foreign currencies	(299,119)
Forward foreign currency exchange contracts	93,786
Futures contracts	(586,252)
Swap contracts	(100,496)
Net increase from payment by affiliates[1]	8,090
Net realized gain (loss)	13,031,910

Net change in unrealized appreciation (depreciation) on:
Investments	(46,462,453)
Affiliated investments	902,880
Foreign currencies	45,877
Forward foreign currency exchange contracts	(80,126)
Futures contracts	90,281
Swap contracts	103,125
Deferred tax liability	15,167
Net change in unrealized appreciation (depreciation)	(45,385,249)
Net Realized and Unrealized Gain (Loss)	(32,353,339)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(23,018,011)
[1]	See Note 2 in “Notes to consolidated financial statements.”
See accompanying notes, which are an  integral part of the consolidated financial statements.

Consolidated statements of changes in net assets
Macquarie Wealth Builder Fund
	Six months ended 5/31/25 (Unaudited)	Year ended 11/30/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$9,335,328	$24,761,929[1]
Net realized gain (loss)	13,023,820[2]	35,139,461[2]
Payment by affiliates	—	(1,233,320) [3]
Payment by service provider	—	(1,500,000)[4]
Net increase from payment by affiliates	8,090[3]	213,936[3]
Net change in unrealized appreciation (depreciation)	(45,385,249)	105,944,216
Net increase (decrease) in net assets resulting from operations	(23,018,011)	163,326,222

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(35,016,133)	(30,235,521)
Class C	(559,808)	(567,118)
Class R	(70,238)	(70,785)
Institutional Class	(6,123,591)	(5,393,846)
Class R6	(114,742)	(96,658)
	(41,884,512)	(36,363,928)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	8,445,189[5]	31,386,491[5]
Class C	494,650[5]	2,452,604[5]
Class R	163,377[5]	221,338[5]
Institutional Class	3,743,340[5]	11,869,564[5]
Class R6	22,144,474[5]	86,400[5]

Consolidated statements of changes in net assets
Macquarie Wealth Builder Fund
	Six months ended 5/31/25 (Unaudited)	Year ended 11/30/24

Capital Share Transactions (See Note 4) (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$34,023,550	$29,300,120
Class C	559,549	566,282
Class R	69,630	70,318
Institutional Class	5,772,034	5,070,983
Class R6	114,742	96,658
	75,530,535	81,120,758
Cost of shares redeemed:
Class A	(54,797,192)	(125,741,969)
Class C	(3,488,921)	(8,022,028)
Class R	(493,653)	(775,614)
Institutional Class	(36,359,403)	(25,688,865)
Class R6	(294,440)	(190,143)
	(95,433,609)	(160,418,619)
Decrease in net assets derived from capital share transactions	(19,903,074)	(79,297,861)
Net Increase (Decrease) in Net Assets	(84,805,597)	47,664,433

Net Assets:
Beginning of period	903,269,906	855,605,473
End of period	$818,464,309	$903,269,906
[1]	Excludes payment by affiliates and payment by service provider.
[2]	Excludes net increase from payment by affiliates.
[3]	See Note 2 in “Notes to consolidated financial statements.”
[4]	See Note 1 in “Notes to consolidated financial statements.”
[5]	Amount includes capital contributions by affiliates. See Note 2 in “Notes to consolidated financial statements.”
See accompanying notes, which are an  integral part of the consolidated financial statements.

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Consolidated financial highlights
Macquarie Wealth Builder Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Payment by service provider
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
φ	Financial highlights are not consolidated for the years indicated.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payments for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.07%.
[4]	Payment by affiliates and capital contributions by affiliates are less than $0.005 per share and 0.01% on total return. See Note 2 in "Notes to financial statements."
[5]	Amounts include the following non-recurring payments received by the Fund towards its payment of the tax liability recorded as of November 30, 2023: payment by affiliates, capital contributions by affiliates and payment by service provider. Excluding the impact of these payments, the total return would have been lower by 0.44%, the expense ratio would have been higher by 0.30% and the net investment income ratio would have been lower by 0.30%. See Note 1 and Note 2 in “Notes to consolidated financial statements.”
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	The impact of the tax expense on the ratios of expenses to average net assets is 0.01%, 0.81%, and 0.18% for the six months ended May 31, 2025 and the years ended November 30, 2023 and 2022, respectively.
[9]	The impact of the interest and tax penalties on the ratios of expenses to average net assets is 0.05% for the year ended November 30, 2024.
See accompanying notes, which are an integral part of the consolidated financial statements.

Six months ended 5/31/25[1] (Unaudited)	Year ended
	11/30/24	11/30/23φ	11/30/22φ	11/30/21φ	11/30/20φ
$15.85	$13.74	$14.38	$15.71	$13.71	$14.01

0.16	0.30	0.19	0.22	0.21	0.25
(0.55)	2.34	0.24[3]	(0.47)	2.06	(0.09)
—[4]	0.04[5]	—	—	—	—
—	0.02[5]	—	—	—	—
(0.39)	2.70	0.43	(0.25)	2.27	0.16

(0.13)	(0.29)	(0.31)	(0.25)	(0.27)	(0.27)
(0.61)	(0.30)	(0.76)	(0.83)	—	(0.19)
(0.74)	(0.59)	(1.07)	(1.08)	(0.27)	(0.46)
—[4]	—	—	—	—	—
$14.72	$15.85	$13.74	$14.38	$15.71	$13.71
(2.53%)[4]	20.14%[5]	3.36%[3]	(1.78%)	16.63%	1.30%

$690,343	$757,052	$716,481	$235,618	$259,143	$230,168
1.05%[8]	0.79%[5,9]	1.86%[8]	1.26%[8]	1.08%	1.09%
1.10%[8]	1.12%[9]	1.86%[8]	1.30%[8]	1.11%	1.12%
2.20%	2.44%[5,9]	1.44%[8]	1.51%[8]	1.37%	1.91%
2.15%	2.11%[9]	1.44%[8]	1.47%[8]	1.34%	1.88%
57%	66%	51%	65%	89%	68%

Consolidated financial highlights
Macquarie Wealth Builder Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Payment by service provider
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
φ	Financial highlights are not consolidated for the years indicated.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payments for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.07%.
[4]	Payment by affiliates and capital contributions by affiliates are less than $0.005 per share and 0.01% on total return. See Note 2 in "Notes to financial statements."
[5]	Amounts include the following non-recurring payments received by the Fund towards its payment of the tax liability recorded as of November 30, 2023: payment by affiliates, capital contributions by affiliates and payment by service provider. Excluding the impact of these payments, the total return would have been lower by 0.44%, the expense ratio would have been higher by 0.30% and the net investment income ratio would have been lower by 0.30%. See Note 1 and Note 2 in “Notes to consolidated financial statements.”
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	The impact of the tax expense on the ratios of expenses to average net assets is 0.01%, 1.33%, and 0.18% for the six months ended May 31, 2025 and the years ended November 30, 2023 and 2022, respectively.
[9]	The impact of the interest and tax penalties on the ratios of expenses to average net assets is 0.05% for the year ended November 30, 2024.
See accompanying notes, which are an integral part of the consolidated financial statements.

Six months ended 5/31/25[1] (Unaudited)	Year ended
	11/30/24	11/30/23φ	11/30/22φ	11/30/21φ	11/30/20φ
$15.88	$13.66	$14.42	$15.75	$13.73	$14.04

0.11	0.19	0.02	0.11	0.09	0.15
(0.55)	2.46	0.18[3]	(0.47)	2.08	(0.10)
—[4]	0.04[5]	—	—	—	—
—	0.02[5]	—	—	—	—
(0.44)	2.71	0.20	(0.36)	2.17	0.05

(0.07)	(0.19)	(0.20)	(0.14)	(0.15)	(0.17)
(0.61)	(0.30)	(0.76)	(0.83)	—	(0.19)
(0.68)	(0.49)	(0.96)	(0.97)	(0.15)	(0.36)
—[4]	—	—	—	—	—
$14.76	$15.88	$13.66	$14.42	$15.75	$13.73
(2.85%)[4]	20.23%[5]	1.65%[3]	(2.53%)	15.84%	0.47%

$9,912	$13,300	$16,058	$21,167	$31,157	$52,258
1.80%[8]	1.54%[5,9]	3.13%[8]	2.01%[8]	1.83%	1.84%
1.85%[8]	1.87%[9]	3.13%[8]	2.05%[8]	1.86%	1.87%
1.46%	1.69%[5,9]	0.20%[8]	0.76%[8]	0.62%	1.16%
1.41%	1.36%[9]	0.20%[8]	0.72%[8]	0.59%	1.13%
57%	66%	51%	65%	89%	68%

Consolidated financial highlights
Macquarie Wealth Builder Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Payment by service provider
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
φ	Financial highlights are not consolidated for the years indicated.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payments for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.07%.
[4]	Payment by affiliates and capital contributions by affiliates are less than $0.005 per share and 0.01% on total return. See Note 2 in "Notes to financial statements."
[5]	Amounts include the following non-recurring payments received by the Fund towards its payment of the tax liability recorded as of November 30, 2023: payment by affiliates, capital contributions by affiliates and payment by service provider. Excluding the impact of these payments, the total return would have been lower by 0.44%, the expense ratio would have been higher by 0.30% and the net investment income ratio would have been lower by 0.30%. See Note 1 and Note 2 in “Notes to consolidated financial statements.”
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	The impact of the tax expense on the ratios of expenses to average net assets is 0.01%, 1.29%, and 0.18% for the six months ended May 31, 2025 and the years ended November 30, 2023 and 2022, respectively.
[9]	The impact of the interest and tax penalties on the ratios of expenses to average net assets is 0.05% for the year ended November 30, 2024.
See accompanying notes, which are an integral part of the consolidated financial statements.

Six months ended 5/31/25[1] (Unaudited)	Year ended
	11/30/24	11/30/23φ	11/30/22φ	11/30/21φ	11/30/20φ
$15.86	$13.68	$14.39	$15.71	$13.71	$14.02

0.14	0.27	0.10	0.18	0.17	0.21
(0.55)	2.40	0.22[3]	(0.46)	2.06	(0.09)
—[4]	0.04[5]	—	—	—	—
—	0.02[5]	—	—	—	—
(0.41)	2.73	0.32	(0.28)	2.23	0.12

(0.11)	(0.25)	(0.27)	(0.21)	(0.23)	(0.24)
(0.61)	(0.30)	(0.76)	(0.83)	—	(0.19)
(0.72)	(0.55)	(1.03)	(1.04)	(0.23)	(0.43)
—[4]	—	—	—	—	—
$14.73	$15.86	$13.68	$14.39	$15.71	$13.71
(2.67%)[4]	20.42%[5]	2.58%[3]	(1.98%)	16.32%	0.99%

$1,203	$1,578	$1,806	$1,028	$1,203	$1,069
1.30%[8]	1.04%[5,9]	2.59%[8]	1.51%[8]	1.33%	1.34%
1.35%[8]	1.37%[9]	2.59%[8]	1.55%[8]	1.36%	1.37%
1.97%	2.19%[5,9]	0.72%[8]	1.26%[8]	1.12%	1.66%
1.92%	1.86%[9]	0.72%[8]	1.22%[8]	1.09%	1.63%
57%	66%	51%	65%	89%	68%

Consolidated financial highlights
Macquarie Wealth Builder Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Payment by service provider
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
φ	Financial highlights are not consolidated for the years indicated.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payments for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.07%.
[4]	Payment by affiliates and capital contributions by affiliates are less than $0.005 per share and 0.01% on total return. See Note 2 in "Notes to financial statements."
[5]	Amounts include the following non-recurring payments received by the Fund towards its payment of the tax liability recorded as of November 30, 2023: payment by affiliates, capital contributions by affiliates and payment by service provider. Excluding the impact of these payments, the total return would have been lower by 0.44%, the expense ratio would have been higher by 0.30% and the net investment income ratio would have been lower by 0.30%. See Note 1 and Note 2 in “Notes to consolidated financial statements.”
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	The impact of the tax expense on the ratios of expenses to average net assets is 0.01%, 1.27%, and 0.18% for the six months ended May 31, 2025 and the years ended November 30, 2023 and 2022, respectively.
[9]	The impact of the interest and tax penalties on the ratios of expenses to average net assets is 0.05% for the year ended November 30, 2024.
See accompanying notes, which are an integral part of the consolidated financial statements.

Six months ended 5/31/25[1] (Unaudited)	Year ended
	11/30/24	11/30/23φ	11/30/22φ	11/30/21φ	11/30/20φ
$15.85	$13.66	$14.38	$15.70	$13.70	$14.01

0.18	0.34	0.17	0.25	0.25	0.28
(0.55)	2.42	0.21[3]	(0.45)	2.05	(0.10)
—[4]	0.04[5]	—	—	—	—
—	0.02[5]	—	—	—	—
(0.37)	2.82	0.38	(0.20)	2.30	0.18

(0.15)	(0.33)	(0.34)	(0.29)	(0.30)	(0.30)
(0.61)	(0.30)	(0.76)	(0.83)	—	(0.19)
(0.76)	(0.63)	(1.10)	(1.12)	(0.30)	(0.49)
—[4]	—	—	—	—	—
$14.72	$15.85	$13.66	$14.38	$15.70	$13.70
(2.41%)[4]	21.16%[5]	3.00%[3]	(1.47%)	16.93%	1.50%

$92,813	$128,936	$119,151	$108,827	$116,626	$116,589
0.80%[8]	0.54%[5,9]	2.07%[8]	1.01%[8]	0.83%	0.84%
0.85%[8]	0.87%[9]	2.07%[8]	1.05%[8]	0.86%	0.87%
2.45%	2.69%[5,9]	1.26%[8]	1.76%[8]	1.62%	2.16%
2.40%	2.36%[9]	1.26%[8]	1.72%[8]	1.59%	2.13%
57%	66%	51%	65%	89%	68%

Consolidated financial highlights
Macquarie Wealth Builder Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Payment by affiliates
Payment by service provider
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[7]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[8]
Ratio of expenses to average net assets prior to fees waived[8]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
φ	Financial highlights are not consolidated for the years indicated.
[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Amount includes a non-recurring payments for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.07%.
[5]	Payment by affiliates and capital contributions by affiliates are less than $0.005 per share and 0.01% on total return. See Note 2 in "Notes to financial statements."
[6]	Amounts include the following non-recurring payments received by the Fund towards its payment of the tax liability recorded as of November 30, 2023: payment by affiliates, capital contributions by affiliates and payment by service provider. Excluding the impact of these payments, the total return would have been lower by 0.44%, the expense ratio would have been higher by 0.30% and the net investment income ratio would have been lower by 0.30%. See Note 1 and Note 2 in “Notes to consolidated financial statements.”
[7]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[9]	The impact of the tax expense on the ratios of expenses to average net assets is 0.01% and 0.05% for the six months ended May 31, 2025 and the period ended November 30, 2023, respectively.
[10]	The impact of the interest and tax penalties on the ratios of expenses to average net assets is 0.05% for the year ended November 30, 2024.
[11]	Portfolio turnover is representative of the Fund for the period ended November 30, 2023.
See accompanying notes, which are an integral part of the consolidated financial statements.

Six months ended 5/31/25[2] (Unaudited)	Year ended 11/30/24	2/28/23[1] to 11/30/23φ
$15.85	$13.83	$13.35

0.20	0.35	0.34
(0.57)	2.25	0.38[4]
—[5]	0.04[6]	—
—	0.02[6]	—
(0.37)	2.66	0.72

(0.15)	(0.34)	(0.24)
(0.61)	(0.30)	—
(0.76)	(0.64)	(0.24)
—[5]	—	—
$14.72	$15.85	$13.83
(2.38%)[5]	19.78%[6]	5.49%[4]

$24,193	$2,404	$2,109
0.74%[9]	0.47%[6,10]	0.77%[9]
0.78%[9]	0.81%[10]	0.80%[9]
2.99%	2.76%[6,10]	2.55%[9]
2.95%	2.42%[10]	2.52%[9]
57%	66%	51%[11]

Notes to consolidated financial statements
Macquarie Wealth Builder Fund	May 31, 2025 (Unaudited)
Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Macquarie Small Cap Core Fund (formerly, Delaware Small Cap Core Fund through December 30, 2024), Macquarie Small Cap Value Fund (formerly, Delaware Small Cap Value Fund through December 30, 2024), and Macquarie Wealth Builder Fund (formerly, Delaware Wealth Builder Fund through December 30, 2024). These consolidated financial statements and the related notes pertain to Macquarie Wealth Builder Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Basis of Consolidation — Chattanooga Opportunities LLC (the Subsidiary), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Subsidiary. The consolidated financial statements include the accounts of the Fund and its Subsidiary. All inter-company transactions and balances have been eliminated. The date of incorporation of the Subsidiary was June 3, 2024. As of May 31, 2025, the net assets held by the Subsidiary are $8,742,479, or approximately 1.07%, of the Fund's net assets.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or

ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities and credit default swap (CDS) contracts are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)'s Pricing Policy (Policy). Fixed income security and CDS contracts valuations are then reviewed by DMC as part of its duties as the Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and certain US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market

Notes to consolidated financial statements
Macquarie Wealth Builder Fund
1. Significant Accounting Policies (continued)
and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended May 31, 2025, and for all open tax years (years ended November 30, 2021–November 30, 2024), and has concluded that except for the provision related to the consolidated subsidiary discussed below, no other provision for federal income tax is required in the Fund’s consolidated financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Consolidated statement of operations.” During the six months ended May 31, 2025, the Fund did not incur any interest or tax penalties.
Consolidated Subsidiary. The Fund holds an investment through a wholly-owned subsidiary (Subsidiary), which is subject to federal and state income taxes.
This taxable entity is not consolidated for income tax purposes and may generate income tax assets or liabilities that reflect the net tax effect of temporary differences between the carrying amount of the assets and liabilities for financial reporting and tax purposes and tax loss carryforwards. There are no closed tax year ends for the Subsidiary. At six months ending May 31, 2025, any estimated tax liability for this investment is presented as "Deferred tax liability" in the "Consolidated statement of assets and liabilities" and included in "Net change in net unrealized appreciation (depreciation) on deferred tax expense" in the "Consolidated statement of operations." The tax liability incurred may differ materially depending on conditions when the investment is disposed.
The Subsidiary's income tax expense (benefit) is comprised of the following current and deferred income tax expense (benefit):
Tax Expense/(Benefit):
	Current	Deferred	Total
Federal	$ —	$2,034,003	$2,034,003
State	—	—	—
Valuation allowance	—	—	—
Total Tax Expense/(Benefit)	$ —	$2,034,003	$2,034,003

Components of the Subsidiary's deferred tax assets and liabilities as of May 31, 2025 are as follows:
Deferred Tax Assets/(Liabilities):
Basis in partnerships	$(2,034,003)
Net operating loss	—
Other	—
Total net deferred tax asset/(liability) before valuation allowance	(2,034,003)
Less: valuation allowance	—
Net deferred tax asset/(liability)	$(2,034,003)
The difference between the statutory income tax rate, 21%, and the actual effective tax rate, as reported for the six months ended May 31, 2025, is as follows:
The Subsidiary's pre-tax income	None
Pre-tax income/(loss) at the statutory rate	—
Adjustment to prior year deferred taxes including inherited tax amounts	$2,034,003
State income tax expense, net of federal benefit	—
Less: valuation allowance	—
Total income tax expense/(benefit)	$2,034,003
The Subsidiary recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Subsidiary tax positions, and has concluded that a liability for unrecognized tax benefits should be recorded related to uncertain tax positions of the Subsidiary as shown. The Subsidiary is not aware of any other tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Underlying Funds — The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund may invest include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.
To Be Announced Trades (TBA)  — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or

Notes to consolidated financial statements
Macquarie Wealth Builder Fund
1. Significant Accounting Policies (continued)
yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Consolidated statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Consolidated statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Consolidated schedule of investments.”
Use of Estimates — The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Macquarie Funds are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The “Consolidated statement of operations” includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing consolidated financial statement users to better

Notes to consolidated financial statements
Macquarie Wealth Builder Fund
1. Significant Accounting Policies (continued)
understand the components of a segment's profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. DMC, the Fund's investment adviser, acts as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's consolidated financial statements. Adoption of the new standard impacted the Fund's consolidated financial statements note disclosures only, and did not affect the Fund's financial position or the results of its operations.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Consolidated statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2025, the Fund earned $14,939 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Consolidated statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2025, the Fund earned $2,608 under this arrangement.
During the year ended November 30, 2024, a third party service provider reimbursed the Fund $1,500,000 toward its tax liability payment. This amount is included on the "Consolidated statements of changes in net assets" under “Payment by service provider.”
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.79% of the Fund's Class A, Class C, Class R, and Institutional Class shares' average daily net assets from December 1, 2024 through March 31, 2026, and 0.72% of the Fund's Class R6 shares' average daily net assets from April 1, 2025 through March 31, 2026. From April 1, 2024 through March 31, 2025, DMC contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses in order to prevent total annual fund operating expenses from exceeding 0.79% of the Fund's Class A, Class C, Class R, and Institutional Calss shares' average daily net assets and 0.73% of the Fund's Class R6 shares' average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees (but excluding acquired fund fees and expenses), the class level operating expense limitation as a percentage of average daily net assets from December 1, 2024 (except as noted) through March 31, 2026, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class	Class R6
1.04%	1.79%	1.29%	0.79%	0.72%*
*	Effective April 1, 2025. Prior to April 1, 2025, the amount for Class R6 shares was 0.73%.
Each of Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL) and Macquarie Investment Management Global Limited (MIMGL) are a part of Macquarie Asset Management (MAM) and an affiliate of DMC (the Affiliated Sub-Advisors). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited.
DMC and MIMAK are primarily responsible for the day-to-day management of the Fund. DMC and MIMAK may seek investment advice and recommendations relating to fixed income securities from MIMEL and MIMGL. DMC and MIMAK may also permit MIMGL to execute Fund equity security trades on behalf of DMC. DMC and MIMAK may also permit MIMEL and MIMGL to exercise investment discretion and perform trading for fixed income securities, as applicable, in certain markets where they believe it will be beneficial to utilize MIMEL’s or MIMGL’s specialized market knowledge, and DMC and MIMAK may also seek quantitative support from MIMGL. MIMGL is also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.
Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of

Notes to consolidated financial statements
Macquarie Wealth Builder Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Consolidated statement of operations” under “Accounting and administration expenses.” For the six months ended May 31, 2025, the Fund paid $21,077 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. This amount is included on the "Consolidated statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2025, the Fund paid $28,477 for  these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Consolidated statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended May 31, 2025, the Fund paid $124,720 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Consolidated statement of operations” under “Legal fees.”
For the six months ended May 31, 2025, DDLP earned $17,000 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2025, DDLP received gross CDSC commissions of $112 and $148 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company. A summary of the transactions in affiliated companies six months ended May 31, 2025 was as follows:
	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated investments	Net change in unrealized appreciation (depreciation) on affiliated investments
Limited Liability Corporation—1.31%
SC Hixson	$10,288,800	$—	$(450,000)[1]	$—	$902,880
	Value, end of period	Shares	Dividends
Limited Liability Corporation—1.31%
SC Hixson	$10,741,680	7,200,000	$—
1The amount shown included return of capital.
During the year ended November 30, 2024, DMC reimbursed the Fund $1,861,521 for tax liability payment and deferred tax expense estimate. An amount of $1,233,320 is included on the “Consolidated statements of changes in net assets” under "Payment by affiliates" and an amount of $628,201 under “Proceeds from shares sold.”
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to the Fund. In connection with the findings in the Settlement Order, MIMBT made a payment to the Fund on October 25, 2024, in the amount of $272,511. An amount of $213,936 is included on the “Consolidated statements of changes in net assets” under “Net increase from payment by affiliates” and an amount of $58,575 is under “Proceeds from shares sold.”

Notes to consolidated financial statements
Macquarie Wealth Builder Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
During the six months ended May 31, 2025, DMC reimbursed the Fund $8,090 in connection with trade errors and $71,045 for tax liability payment and deferred tax expense estimate. An amount of $8,090 is included on the “Consolidated statements of changes in net assets” under "Net increase from payment by affiliates" and an amount of $71,045 under “Proceeds from shares sold.”
3. Investments
For the six months ended May 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than US government securities	$269,147,217
Purchases of US government securities	200,906,157
Sales other than US government securities	315,117,180
Sales of US government securities	187,759,981
At May 31, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$726,213,068
Aggregate unrealized appreciation of investments and derivatives	$118,685,037
Aggregate unrealized depreciation of investments and derivatives	(30,443,420)
Net unrealized appreciation of investments and derivatives	$88,241,617
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of May 31, 2025:
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$352,919	$11,006	$363,925
Agency Mortgage-Backed Securities	—	73,630,012	—	73,630,012
Collateralized Loan Obligations	—	11,594,802	—	11,594,802
Common Stocks
Communication Services	37,637,391	—	—	37,637,391
Consumer Discretionary	42,702,770	—	—	42,702,770
Consumer Staples	25,066,608	—	—	25,066,608
Energy	16,726,376	—	—	16,726,376
Financials	88,205,391	—	489[1,2]	88,205,880
Healthcare	53,810,339	1,599,951	—[2]	55,410,290

Notes to consolidated financial statements
Macquarie Wealth Builder Fund
3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Industrials	$37,015,039	$705,983	$—	$37,721,022
Information Technology	124,926,884	—	—	124,926,884
Materials	6,033,202	—	—	6,033,202
Real Estate	3,854,544	—	—[2]	3,854,544
Utilities	3,452,610	—	—	3,452,610
Corporate Bonds	—	124,007,028	—	124,007,028
Exchange-Traded Funds	77,353,635	—	—	77,353,635
Limited Liability Corporation	—	—	10,741,680	10,741,680
Municipal Bonds	—	371,260	—	371,260
Non-Agency Asset-Backed Securities	—	8,701,803	130	8,701,933
Non-Agency Collateralized Mortgage Obligations	—	4,422,135	—	4,422,135
Non-Agency Commercial Mortgage-Backed Securities	—	15,962,296	—	15,962,296
Preferred Stocks	694,630	70,823	—	765,453
US Treasury Obligations	—	29,006,803	—	29,006,803
Short-Term Investments	15,466,700	—	—	15,466,700
Total Value of Securities	$532,946,119	$270,425,815	$10,753,305	$814,125,239

Derivatives[3]
Assets:
Futures Contracts	$383,474	$—	$—	$383,474
Liabilities:
Futures Contracts	$(54,028)	$—	$—	$(54,028)

[1]The value represents valuations of Russian securities for which management has determined include significant unobservable inputs as of May 31, 2025.
[2]The security that has been valued at zero on the “Consolidated schedule of investments” is considered to be a Level 3 investment in this table.
[3]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:
	Agency Collateralized Mortgage Obligations	Common Stocks	Limited Liability Corporation	Non-Agency Asset-Backed Securities	Total
Balance as of 11/30/24	$12,731	$76,234[1]	$10,288,800	$130	$10,377,895
Sales	—	—[2]	—	—	—
Net realized gain (loss)	—	(11)	—	—	(11)
Amortization	(3,021)	—	—	—	(3,021)
Return of capital	—	—	(450,000)	—	(450,000)
Corporate actions	—	(8,394)	—	—	(8,394)
Transfer out of level 3	—	(67,250)	—	—	(67,250)
Net change in unrealized appreciation (depreciation)	1,296	(90)	902,880	—	904,086
Balance as of 5/31/25	$11,006	$489[1]	$10,741,680	$130	$10,753,305
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 5/31/25	$1,296	$(257)	$902,880	$—	$903,919
1Includes securities valued at zero on the “Consolidated schedule of investments."
2Rounds to less than $1.

Notes to consolidated financial statements
Macquarie Wealth Builder Fund
3. Investments (continued)
A significant change to the inputs may result in a significant change to the valuation. Quantitative information about Level 3 fair value measurements for the Fund is as follows:
Assets	Value	Valuation Techniques	Unobservable Inputs	Input Value
Agency Collateralized Mortgage Obligations	$11,006	Option adjusted spread (OAS) model	Discount rate	8.58%
Limited Liability Corporation	10,741,680	Market cap rate method (using trailing 12 month NOI adjusted for assets and liabilities)	Liquidity discount	5.00%
Non-Agency Asset-Backed Securities	130	Market approach	Broker quotes	N/A
Fair valued securities currently priced at zero on the "Consolidated schedule of investments" are excluded from the table above.
Level 3 securities with a total value of $489 on the "Consolidated schedule of investments", have been valued using third party pricing information without adjustment and are excluded from the table above.
When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker/dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity.

The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.
4. Capital Shares
Transactions in capital shares were as follows:
	Six months ended	Year ended
	5/31/25	11/30/24
Shares sold:
Class A	569,714	2,097,323
Class C	33,247	167,797
Class R	11,156	14,815
Institutional Class	252,815	796,423
Class R6	1,504,128	5,478

Shares issued upon reinvestment of dividends and distributions:
Class A	2,271,071	2,038,583
Class C	37,147	39,630
Class R	4,639	4,903
Institutional Class	385,436	352,112
Class R6	7,664	6,702
	5,077,017	5,523,766

Shares redeemed:
Class A	(3,712,115)	(8,500,737)
Class C	(236,202)	(545,606)
Class R	(33,673)	(52,171)
Institutional Class	(2,468,724)	(1,737,633)
Class R6	(19,822)	(13,022)
	(6,470,536)	(10,849,169)
Net decrease	(1,393,519)	(5,325,403)

Notes to consolidated financial statements
Macquarie Wealth Builder Fund
4. Capital Shares (continued)
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the “Consolidated statements of changes in net assets.” For the six months ended May 31, 2025 and the year ended November 30, 2024, the Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value
Six months ended
5/31/25	10,060	11,310	—	10,686	10,712	$312,950
Year ended
11/30/24	50,577	39,455	564	40,113	50,567	1,338,996
5. Line of Credit
The Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 27, 2025.
The Fund had no amounts outstanding as of May 31, 2025, or at any time during the period then ended.
6. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Open forward foreign currency exchange contracts, if any, are disclosed on the “Consolidated schedule of investments.” No forward foreign currency exchange contracts were outstanding at May 31, 2025.
During the six months ended May 31, 2025, the Fund entered into forward foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to decrease exposure to foreign currencies.
Futures Contracts —  A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At May 31, 2025, the Fund posted $958,007 in cash as collateral for open futures contracts, which is included in “Cash collateral due from brokers” on the “Consolidated statement of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Consolidated schedule of investments.”

Notes to consolidated financial statements
Macquarie Wealth Builder Fund
6. Derivatives (continued)
During the six months ended May 31, 2025, the Fund invested in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Swap contracts are bilaterally negotiated agreements between a Fund and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.
During the six months ended May 31, 2025, the Fund entered into CDS contracts as a purchaser of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. During the six months ended May 31, 2025, the Fund did not enter into any CDS contracts as a seller of protection.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by

(1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty. Open swap contracts, if any, are disclosed on the “Schedule of investments.” No CDS contracts were outstanding at May 31, 2025.
During the six months ended May 31, 2025, the Fund entered into CDS contracts to hedge against credit events.
Fair values of derivative instruments as of May 31, 2025 were as follows:
Asset Derivatives Fair Value
Consolidated statement of assets and liabilities location	Interest Rate Contracts
Variation margin due from broker on futures contracts*	$383,474
Liability Derivatives Fair Value
Consolidated statement of assets and liabilities location	Interest Rate Contracts
Variation margin due from broker on futures contracts*	$(54,028)
*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through May 31, 2025. Only current day variation margin is reported on the Fund’s “Consolidated statement of assets and liabilities.”
The effect of derivative instruments on the “Consolidated statement of operations” for the six months ended May 31, 2025 was as follows:
	Net Realized Gain (Loss) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$93,786	$—	$—	$93,786
Interest rate contracts	—	(586,252)	—	(586,252)
Credit contracts	—	—	(71,275)	(71,275)
Total	$93,786	$(586,252)	$(71,275)	$(563,741)

Notes to consolidated financial statements
Macquarie Wealth Builder Fund
6. Derivatives (continued)
	Net Change in Unrealized Appreciation (Depreciation) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$(80,126)	$—	$—	$(80,126)
Interest rate contracts	—	90,281	—	90,281
Credit contracts	—	—	103,125	103,125
Total	$(80,126)	$90,281	$103,125	$113,280
The table below summarizes the average daily balance of derivative holdings by the Fund during the six months ended May 31, 2025:
	Long Derivative Volume	Short Derivative Volume
Forward foreign currency exchange contracts (average contract amount)	$118,292	$—
Futures contracts (average notional amount)	$46,184,331	$10,965,198
CDS contracts (average notional amount)*	498,240	—
*Long represents buying protection and short represents selling protection.
7. Securities Lending
The Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the six months ended May 31, 2025, the Fund had no securities out on loan.
8. Credit and Market Risks
The Subsidiary is not registered, nor subject to the investor protections, under the 1940 Act, and does not benefit from all the investor protections that apply to 1940 Act-registered funds. Changes in applicable tax laws could result in the inability of the Fund and/or the Subsidiary to operate as described herein, which could adversely affect the Fund and its shareholders.
As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or armed conflict in a geographic region has the potential to adversely impact the Funds' investments. Such conflicts and other corresponding events could result in increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly

Notes to consolidated financial statements
Macquarie Wealth Builder Fund
8. Credit and Market Risks (continued)
acute in certain sectors or in markets for certain securities and commodities. Such conflicts also may result in a negative impact on the Funds' investments, even beyond any direct investment exposure a Fund may have to issuers located in or with significant exposure to an impacted country or geographic region.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A Fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc., similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2025. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. The Fund also invests in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships).
The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.
The Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the Fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience

Notes to consolidated financial statements
Macquarie Wealth Builder Fund
8. Credit and Market Risks (continued)
reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, the Fund could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, the Fund’s investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause the Fund to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund. There were no unfunded loan commitments at the six months ended May 31, 2025.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Consolidated statement of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and restricted securities have been identified on the “Consolidated schedule of investments.”
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
10. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to

Notes to consolidated financial statements
Macquarie Wealth Builder Fund
10. Recent Accounting Pronouncements (continued)
provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Fund’s consolidated financial statements.
11. Subsequent Events
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close by the end of October 2025. This is subject to change.
Management has determined that no other material events or transactions occurred subsequent to May 31, 2025, that would require recognition or disclosure in the Fund’s consolidated financial statements.

Other Fund information (Unaudited)
Macquarie Wealth Builder Fund
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Macquarie Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Macquarie Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
(4614230)
SA-129-0725
This page is not part of the Financial statements and other information.

US equity mutual fund
Macquarie Small Cap Core Fund
(formerly, Delaware Small Cap Core Fund)
Financial statements and other information
For the six months ended May 31, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at macquarie.com/mam/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedule of investments
Macquarie Small Cap Core Fund	May 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.14%
Basic Materials — 5.68%
Arcosa	663,335	$ 57,225,910
Boise Cascade	615,420	53,467,690
Kaiser Aluminum	753,354	54,685,967
Minerals Technologies	1,317,139	74,787,152
Quaker Chemical	306,017	33,184,483
Tecnoglass	897,177	76,825,267
Worthington Enterprises	732,603	43,157,643
		393,334,112
Business Services — 4.82%
ABM Industries	1,429,639	75,270,493
ASGN †	1,126,259	59,477,738
Casella Waste Systems Class A †	850,466	99,683,120
First Advantage †	1,592,671	27,266,527
FTAI Aviation	358,725	42,024,634
Montrose Environmental Group †	1,536,737	30,012,474
		333,734,986
Capital Goods — 12.90%
Alamo Group	217,068	42,988,147
Applied Industrial Technologies	437,519	99,106,804
Atkore	272,480	17,738,448
Chart Industries †	445,578	69,893,365
Columbus McKinnon <<	1,694,868	24,677,278
Construction Partners Class A †	954,649	99,942,204
ESCO Technologies	421,964	76,476,755
Federal Signal	1,268,040	119,284,523
H&E Equipment Services	354,356	33,536,252
Kadant	241,772	75,894,648
Modine Manufacturing †	649,688	58,991,670
MYR Group †	494,240	77,521,544
SPX Technologies †	181,041	27,534,526
Zurn Elkay Water Solutions	1,915,959	69,338,556
		892,924,720
Consumer Discretionary — 4.72%
Kontoor Brands	962,689	66,040,465
Life Time Group Holdings †	616,815	17,640,909
Malibu Boats Class A †	788,761	23,773,257
Sonic Automotive Class A	703,880	49,222,328
Steven Madden	1,577,077	38,874,948
Urban Outfitters †	1,328,126	92,836,008
    1

Schedule of investments
Macquarie Small Cap Core Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
Warby Parker Class A †	1,813,900	$ 38,400,263
		326,788,178
Consumer Services — 1.72%
Brinker International †	434,307	74,974,417
OneSpaWorld Holdings	2,327,339	43,893,614
		118,868,031
Consumer Staples — 2.65%
J & J Snack Foods	527,072	60,702,882
Prestige Consumer Healthcare †	1,137,637	97,461,362
YETI Holdings †	816,155	24,941,697
		183,105,941
Credit Cyclicals — 1.93%
KB Home	681,543	35,153,988
La-Z-Boy	870,105	36,448,698
Taylor Morrison Home †	1,099,125	61,858,755
		133,461,441
Energy — 3.86%
Liberty Energy	2,618,321	30,346,340
Magnolia Oil & Gas Class A	3,048,255	65,537,483
Patterson-UTI Energy	7,277,675	40,172,766
Permian Resources	6,596,256	83,178,788
SM Energy	2,047,531	47,953,176
		267,188,553
Finance — 19.84%
Associated Banc-Corp	3,686,847	85,424,245
Baldwin Insurance Group †	1,978,951	76,248,982
City Holding	443,030	52,228,807
CNO Financial Group	2,034,754	77,239,262
Enterprise Financial Services	880,205	46,598,053
Essent Group	1,348,430	78,208,940
First Bancorp	1,013,771	41,939,706
First Financial Bancorp	2,081,344	50,285,271
First Interstate BancSystem Class A	1,812,552	49,210,787
Hamilton Lane Class A	263,695	39,290,555
Independent Bank	823,564	50,649,186
NMI Holdings †	1,817,221	72,180,018
Old National Bancorp	4,811,769	100,373,501
Pacific Premier Bancorp	1,974,918	41,868,261
Perella Weinberg Partners	937,178	16,278,782
2

	Number of shares	Value (US $)
Common Stocks (continued)
Finance (continued)
PJT Partners Class A	141,288	$ 21,286,450
Renasant	1,823,847	63,925,837
Selective Insurance Group	888,699	78,223,286
SouthState	1,130,715	99,276,777
United Community Banks	1,963,424	56,428,806
Valley National Bancorp	5,314,742	46,663,435
WesBanco	1,769,583	54,467,765
WSFS Financial	1,420,102	75,109,195
		1,373,405,907
Healthcare — 16.28%
Agios Pharmaceuticals †	1,537,387	49,334,749
Amicus Therapeutics †	5,003,336	30,370,250
Ardelyx †	9,260,034	33,984,325
Artivion <<, †	2,356,186	69,695,982
AtriCure †	2,031,299	70,222,006
Axsome Therapeutics †	700,859	73,702,332
Blueprint Medicines †	912,639	92,495,963
Bridgebio Pharma †	615,753	21,089,540
CONMED	768,029	43,585,646
Halozyme Therapeutics †	1,414,101	79,288,643
Insmed †	1,379,013	96,158,576
Lantheus Holdings †	713,928	53,944,400
Ligand Pharmaceuticals †	684,554	69,954,573
Merit Medical Systems †	856,491	81,392,340
NeoGenomics †	3,881,183	28,255,012
OmniAb 12.5 =, †	221,566	0
OmniAb 15 =, †	221,566	0
Omnicell †	952,181	28,917,737
Supernus Pharmaceuticals †	2,082,994	66,030,910
TransMedics Group †	663,885	84,393,061
Travere Therapeutics †	3,613,712	54,277,954
		1,127,093,999
Media — 1.10%
IMAX <<, †	2,724,616	75,880,556
		75,880,556
Real Estate Investment Trusts — 6.69%
Cushman & Wakefield †	5,097,235	51,125,267
DiamondRock Hospitality	5,132,544	39,212,636
Essential Properties Realty Trust	1,716,628	55,790,410
Four Corners Property Trust	1,730,796	47,787,277
    3

Schedule of investments
Macquarie Small Cap Core Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Real Estate Investment Trusts (continued)
Independence Realty Trust	3,250,207	$ 60,421,348
Kite Realty Group Trust	3,484,264	77,071,920
LXP Industrial Trust	4,905,722	42,091,095
Phillips Edison & Co.	1,089,969	38,650,301
Terreno Realty	903,509	50,975,978
		463,126,232
Technology — 13.22%
Box Class A †	973,127	36,803,663
Clearwater Analytics Holdings Class A †	1,372,068	31,694,771
Credo Technology Group Holding †	438,252	26,715,842
ExlService Holdings †	2,237,293	102,893,105
Hinge Health Class A †	252,797	9,818,635
Ichor Holdings <<, †	2,166,745	34,191,236
Progress Software	669,093	41,189,365
Q2 Holdings †	1,175,239	102,856,917
Rapid7 †	1,704,198	39,111,344
Rubrik Class A †	183,537	17,500,253
Semtech †	2,175,896	81,226,198
Silicon Laboratories †	655,790	79,042,369
SPS Commerce †	482,828	67,962,869
Varonis Systems †	1,875,673	89,432,089
Verint Systems †	1,841,237	32,295,297
WNS Holdings †	916,576	53,152,242
Workiva †	624,688	42,035,256
Yelp †	701,207	26,765,071
		914,686,522
Transportation — 1.33%
ArcBest	258,638	16,214,016
Hub Group Class A	775,639	26,146,790
International Seaways	789,560	29,253,198
RXO †	193,241	3,001,033
Werner Enterprises	676,744	17,561,507
		92,176,544
Utilities — 2.40%
Black Hills	1,003,123	58,652,602
Northwestern Energy Group	1,039,819	57,533,185
4

	Number of shares	Value (US $)
Common Stocks (continued)
Utilities (continued)
Spire	665,459	$ 50,095,754
		166,281,541
Total Common Stocks (cost $5,578,673,587)		6,862,057,263

Short-Term Investments — 0.82%
Money Market Mutual Funds — 0.82%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.21%)	14,231,649	14,231,649
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.19%)	14,231,649	14,231,649
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.27%)	14,231,649	14,231,649
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.22%)	14,231,648	14,231,648
Total Short-Term Investments (cost $56,926,595)		56,926,595
Total Value of Securities—99.96% (cost $5,635,600,182)		$6,918,983,858
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    5

Statement of assets and liabilities
Macquarie Small Cap Core Fund	May 31, 2025 (Unaudited)
Assets:
Investments, at value*	$6,714,538,806
Investments of affiliated issuers, at value**	204,445,052
Receivable for securities sold	8,672,152
Receivable for fund shares sold	8,632,453
Dividends receivable	2,601,568
Prepaid expenses	218,059
Other assets	52,780
Total Assets	6,939,160,870
Liabilities:
Payable for fund shares redeemed	11,643,060
Investment management fees payable to affiliates	3,693,143
Sub-transfer agent fees and expenses payable	1,712,676
Other accrued expenses	252,115
Distribution fees payable to affiliates	103,151
Total Liabilities	17,404,145
Total Net Assets	$6,921,756,725

Net Assets Consist of:
Paid-in capital	$5,582,726,263
Total distributable earnings (loss)	1,339,030,462
Total Net Assets	$6,921,756,725
6

Net Asset Value

Class A:
Net assets	$248,888,657
Shares of beneficial interest outstanding, unlimited authorization, no par	9,130,066
Net asset value per share	$27.26
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$28.92

Class C:
Net assets	$47,819,437
Shares of beneficial interest outstanding, unlimited authorization, no par	2,117,020
Net asset value per share	$22.59

Class R:
Net assets	$20,965,721
Shares of beneficial interest outstanding, unlimited authorization, no par	808,853
Net asset value per share	$25.92

Institutional Class:
Net assets	$5,246,932,453
Shares of beneficial interest outstanding, unlimited authorization, no par	186,520,020
Net asset value per share	$28.13

Class R6:
Net assets	$1,357,150,457
Shares of beneficial interest outstanding, unlimited authorization, no par	48,171,893
Net asset value per share	$28.17
*Investments, at cost	$5,414,451,791
**Investments of affiliated issuers, at cost	221,148,391
See accompanying notes, which are an integral part of the financial statements.
    7

Statement of operations
Macquarie Small Cap Core Fund	Six months ended May 31, 2025 (Unaudited)
Investment Income:
Dividends	$45,111,987
Dividends from affiliated investments	233,909
45,345,896

Expenses:
Management fees	22,696,897
Distribution expenses — Class A	340,692
Distribution expenses — Class C	278,340
Distribution expenses — Class R	57,265
Dividend disbursing, transfer agent fees and sub-transfer agents fees and expenses	3,698,162
Accounting and administration expenses	581,960
Reports and statements to shareholders expenses	328,102
Legal fees	186,546
Trustees’ fees	179,567
Registration fees	128,439
Custodian fees	48,650
Audit and tax fees	24,595
Other	94,680
28,643,895
Less expenses paid indirectly	(49,429)
Total operating expenses	28,594,466
Net Investment Income (Loss)	16,751,430

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	161,897,267

Net change in unrealized appreciation (depreciation) on:
Investments	(1,332,075,665)
Affiliated investments	(53,328,467)
Net change in unrealized appreciation (depreciation)	(1,385,404,132)
Net Realized and Unrealized Gain (Loss)	(1,223,506,865)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,206,755,435)
See accompanying notes, which are an integral part of the financial statements.
8

Statements of changes in net assets
Macquarie Small Cap Core Fund
	Six months ended 5/31/25 (Unaudited)	Year ended 11/30/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$16,751,430	$33,754,029
Net realized gain (loss)	161,897,267	21,009,102
Net increase from payment by affiliates	—	5,551[1]
Net change in unrealized appreciation (depreciation)	(1,385,404,132)	2,080,828,030
Net increase (decrease) in net assets resulting from operations	(1,206,755,435)	2,135,596,712

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,896,402)	(9,431,868)
Class C	(443,997)	(2,842,258)
Class R	(183,211)	(901,880)
Institutional Class	(64,747,832)	(189,750,332)
Class R6	(20,120,548)	(61,006,607)
	(88,391,990)	(263,932,945)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	35,512,974	65,756,065
Class C	1,985,229	6,255,655
Class R	1,316,734	3,816,618
Institutional Class	822,824,557	1,484,012,274
Class R6	120,458,139	228,008,769

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,624,586	8,678,944
Class C	436,089	2,797,805
Class R	183,181	901,802
Institutional Class	48,805,137	155,651,188
Class R6	18,419,897	55,892,453
	1,052,566,523	2,011,771,573
    9

Statements of changes in net assets
Macquarie Small Cap Core Fund
	Six months ended 5/31/25 (Unaudited)	Year ended 11/30/24

Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(56,728,511)	$(83,250,001)
Class C	(12,647,165)	(29,711,438)
Class R	(2,927,505)	(10,359,541)
Institutional Class	(744,642,828)	(1,914,546,264)
Class R6	(234,809,837)	(497,899,357)
	(1,051,755,846)	(2,535,766,601)
Increase (decrease) in net assets derived from capital share transactions	810,677	(523,995,028)
Net Increase (Decrease) in Net Assets	(1,294,336,748)	1,347,668,739

Net Assets:
Beginning of period	8,216,093,473	6,868,424,734
End of period	$6,921,756,725	$8,216,093,473
[1]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
10

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Financial highlights
Macquarie Small Cap Core Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	During the year ended November 30, 2023, DMC reimbursed the Fund $24,946 for loss related to a trade error. Payment by affiliates is less than $0.005 per share and 0.005% on total return.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
12

Six months ended 5/31/25[1] (Unaudited)	Year ended
	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
$32.35	$25.23	$27.21	$31.14	$24.79	$23.20

0.03	0.05	0.08	0.05	(0.02)	0.02
(4.83)	8.01	(1.16)	(2.05)	6.56	1.99
—	—[3]	—[4]	—	—	—
(4.80)	8.06	(1.08)	(2.00)	6.54	2.01

(0.12)	(0.10)	(0.06)	—	—	(0.04)
(0.17)	(0.84)	(0.84)	(1.93)	(0.19)	(0.38)
(0.29)	(0.94)	(0.90)	(1.93)	(0.19)	(0.42)

$27.26	$32.35	$25.23	$27.21	$31.14	$24.79

(14.93%)	32.74%[3]	(3.86%)[4]	(6.87%)	26.50%	8.81%

$248,889	$316,921	$254,990	$295,128	$312,223	$264,888
1.04%	1.06%	1.09%	1.05%	1.06%	1.10%
1.04%	1.06%	1.09%	1.05%	1.06%	1.10%
0.22%	0.20%	0.30%	0.20%	(0.06%)	0.09%
0.22%	0.20%	0.30%	0.20%	(0.06%)	0.09%
12%	23%	26%	23%	24%	37%
13

Financial highlights
Macquarie Small Cap Core Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of operations due to class specific expenses.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	During the year ended November 30, 2023, DMC reimbursed the Fund $24,946 for loss related to a trade error. Payment by affiliates is less than $0.005 per share and 0.005% on total return.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
14

Six months ended 5/31/25[1] (Unaudited)	Year ended
	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
$26.83	$21.14	$23.05	$26.86	$21.57	$20.35

(0.06) [3]	(0.13)	(0.10)	(0.13)	(0.21)	(0.12)
(4.01)	6.66	(0.97)	(1.75)	5.69	1.72
—	—[4]	—[5]	—	—	—
(4.07)	6.53	(1.07)	(1.88)	5.48	1.60

(0.17)	(0.84)	(0.84)	(1.93)	(0.19)	(0.38)
(0.17)	(0.84)	(0.84)	(1.93)	(0.19)	(0.38)

$22.59	$26.83	$21.14	$23.05	$26.86	$21.57

(15.23%)	31.71%[4]	(4.57%)[5]	(7.57%)	25.54%	8.00%

$47,819	$68,394	$72,867	$100,445	$132,294	$117,251
1.79%	1.81%	1.84%	1.80%	1.81%	1.85%
1.79%	1.81%	1.84%	1.80%	1.81%	1.85%
(0.52%)	(0.56%)	(0.45%)	(0.55%)	(0.81%)	(0.66%)
(0.52%)	(0.56%)	(0.45%)	(0.55%)	(0.81%)	(0.66%)
12%	23%	26%	23%	24%	37%
15

Financial highlights
Macquarie Small Cap Core Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	During the year ended November 30, 2023, DMC reimbursed the Fund $24,946 for loss related to a trade error. Payment by affiliates is less than $0.005 per share and 0.005% on total return.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
16

Six months ended 5/31/25[1] (Unaudited)	Year ended
	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
$30.73	$24.01	$25.93	$29.84	$23.82	$22.33

—[3]	(0.01)	0.01	(0.01)	(0.09)	(0.03)
(4.60)	7.61	(1.09)	(1.97)	6.30	1.90
—	—[4]	—[5]	—	—	—
(4.60)	7.60	(1.08)	(1.98)	6.21	1.87

(0.04)	(0.04)	—	—	—	—
(0.17)	(0.84)	(0.84)	(1.93)	(0.19)	(0.38)
(0.21)	(0.88)	(0.84)	(1.93)	(0.19)	(0.38)

$25.92	$30.73	$24.01	$25.93	$29.84	$23.82

(15.05%)	32.41%[4]	(4.09%)[5]	(7.12%)	26.19%	8.51%

$20,966	$26,477	$25,703	$34,289	$44,366	$36,065
1.29%	1.31%	1.34%	1.30%	1.31%	1.35%
1.29%	1.31%	1.34%	1.30%	1.31%	1.35%
(0.04%)	(0.05%)	0.05%	(0.05%)	(0.31%)	(0.16%)
(0.04%)	(0.05%)	0.05%	(0.05%)	(0.31%)	(0.16%)
12%	23%	26%	23%	24%	37%
17

Financial highlights
Macquarie Small Cap Core Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	During the year ended November 30, 2023, DMC reimbursed the Fund $24,946 for loss related to a trade error. Payment by affiliates is less than $0.005 per share and 0.005% on total return.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
18

Six months ended 5/31/25[1] (Unaudited)	Year ended
	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
$33.40	$26.02	$28.02	$32.00	$25.46	$23.81

0.07	0.13	0.14	0.13	0.06	0.07
(4.99)	8.25	(1.17)	(2.12)	6.72	2.06
—	—[3]	—[4]	—	—	—
(4.92)	8.38	(1.03)	(1.99)	6.78	2.13

(0.18)	(0.16)	(0.13)	(0.06)	(0.05)	(0.10)
(0.17)	(0.84)	(0.84)	(1.93)	(0.19)	(0.38)
(0.35)	(1.00)	(0.97)	(1.99)	(0.24)	(0.48)

$28.13	$33.40	$26.02	$28.02	$32.00	$25.46

(14.84%)	33.06%[3]	(3.59%)[4]	(6.65%)	26.80%	9.09%

$5,246,932	$6,078,311	$4,976,768	$5,455,486	$5,743,601	$4,632,204
0.79%	0.81%	0.84%	0.80%	0.81%	0.85%
0.79%	0.81%	0.84%	0.80%	0.81%	0.85%
0.46%	0.45%	0.55%	0.45%	0.19%	0.34%
0.46%	0.45%	0.55%	0.45%	0.19%	0.34%
12%	23%	26%	23%	24%	37%
19

Financial highlights
Macquarie Small Cap Core Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	During the year ended November 30, 2023, DMC reimbursed the Fund $24,946 for loss related to a trade error. Payment by affiliates is less than $0.005 per share and 0.005% on total return.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
20

Six months ended 5/31/25[1] (Unaudited)	Year ended
	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
$33.46	$26.07	$28.08	$32.06	$25.51	$23.85

0.09	0.16	0.17	0.16	0.10	0.10
(4.99)	8.27	(1.18)	(2.11)	6.72	2.06
—	—[3]	—[4]	—	—	—
(4.90)	8.43	(1.01)	(1.95)	6.82	2.16

(0.22)	(0.20)	(0.16)	(0.10)	(0.08)	(0.12)
(0.17)	(0.84)	(0.84)	(1.93)	(0.19)	(0.38)
(0.39)	(1.04)	(1.00)	(2.03)	(0.27)	(0.50)

$28.17	$33.46	$26.07	$28.08	$32.06	$25.51

(14.78%)	33.22%[3]	(3.49%)[4]	(6.52%)	26.92%	9.24%

$1,357,151	$1,725,990	$1,538,097	$1,386,235	$1,325,213	$894,120
0.68%	0.68%	0.72%	0.69%	0.69%	0.71%
0.68%	0.68%	0.72%	0.69%	0.69%	0.71%
0.58%	0.58%	0.67%	0.57%	0.31%	0.48%
0.58%	0.58%	0.67%	0.57%	0.31%	0.48%
12%	23%	26%	23%	24%	37%
21

Notes to financial statements
Macquarie Small Cap Core Fund	May 31, 2025 (Unaudited)
Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Macquarie Small Cap Core Fund (formerly, Delaware Small Cap Core Fund through December 30, 2024), Macquarie Small Cap Value Fund (formerly, Delaware Small Cap Value Fund through December 30, 2024), and Macquarie Wealth Builder Fund (formerly, Delaware Wealth Builder Fund through December 30, 2024). These financial statements and the related notes pertain to Macquarie Small Cap Core Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as part of its duties as the Fund's valuation designee (Valuation Designee) to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist
22

with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended May 31, 2025, and for all open tax years (years ended November 30, 2021–November 30, 2024), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in "Interest and tax penalties" on the "Statement of operations." During the six months ended May 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Macquarie Funds are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or
    23

Notes to financial statements
Macquarie Small Cap Core Fund
1. Significant Accounting Policies (continued)
sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from any investment companies (Underlying Funds), in which the Fund invests are recorded on the ex-dividend date. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. DMC, the Fund's investment adviser, acts as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's financial statements. Adoption of the new standard impacted the Fund's financial statements note disclosures only, and did not affect the Fund's financial position or the results of its operations.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2025, the Fund earned $48,497 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2025, the Fund earned $932 under this arrangement.
24

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on the next $5.5 billion, and 0.575% on average daily net assets in excess of $8 billion.
DMC entered into a Sub-Advisory Agreement on behalf of the Fund with Macquarie Investment Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Fund.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended May 31, 2025, the Fund paid $166,357 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2025, the Fund paid $245,039 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25%, 1.00%, and
    25

Notes to financial statements
Macquarie Small Cap Core Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended May 31, 2025, the Fund paid $78,446 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the six months ended May 31, 2025, DDLP earned $2,673 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2025, DDLP received gross CDSC commissions of $1,310 and $1,642 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
During the year ended November 30, 2024, DMC reimbursed the Fund $5,551 for commissions related to a trade error. The amount is included in “Net increase from payment by affiliates” in the "Statements of changes in net assets." Payment by affiliates had no impact on total return.
An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company. A summary of the transactions in affiliated companies
26

during the six months ended May 31, 2025 was as follows:
	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated investments	Net change in unrealized appreciation (depreciation) on affiliated investments(1)
Common Stocks—2.95%
Artivion	$66,639,393	$2,393,871	$—	$—	$662,718
Columbus McKinnon	64,698,686	872,103	—	—	(40,893,511)
Ichor Holdings(2)	46,934,892	22,080,352	—	—	(34,824,008)
IMAX(2)	68,501,538	3,046,020	—	—	4,332,998
Total	$246,774,509	$28,392,346	$—	$—	$(70,721,803)
	Value, end of period	Shares	Dividends
Common Stocks—2.95%
Artivion	$69,695,982	2,356,186	$—
Columbus McKinnon	24,677,278	1,694,868	233,909
Ichor Holdings(2)	34,191,236	2,166,745	—
IMAX(2)	75,880,556	2,724,616	—
Total	$204,445,052		$233,909
(1)	Does not tie to Net change in unrealized appreciation (depreciation) on affiliated investments on the "Statement of operations" as a result of previously unaffiliated securities moving to affiliated.
(2)	Issuer was not an affiliated investment of the Fund at November 30, 2024.
3. Investments
For the six months ended May 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Purchases	$848,298,026
Sales	940,992,576
At May 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
Cost of investments	$5,635,600,182
Aggregate unrealized appreciation of investments	$1,871,506,144
Aggregate unrealized depreciation of investments	(588,122,468)
Net unrealized appreciation of investments	$1,283,383,676
    27

Notes to financial statements
Macquarie Small Cap Core Fund
3. Investments (continued)
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
28

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2025:
	Level 1	Level 3	Total
Securities
Assets:
Common Stocks
Basic Materials	$393,334,112	$—	$393,334,112
Business Services	333,734,986	—	333,734,986
Capital Goods	892,924,720	—	892,924,720
Consumer Discretionary	326,788,178	—	326,788,178
Consumer Services	118,868,031	—	118,868,031
Consumer Staples	183,105,941	—	183,105,941
Credit Cyclicals	133,461,441	—	133,461,441
Energy	267,188,553	—	267,188,553
Finance	1,373,405,907	—	1,373,405,907
Healthcare	1,127,093,999	—[1]	1,127,093,999
Media	75,880,556	—	75,880,556
Real Estate Investment Trusts	463,126,232	—	463,126,232
Technology	914,686,522	—	914,686,522
Transportation	92,176,544	—	92,176,544
Utilities	166,281,541	—	166,281,541
Short-Term Investments	56,926,595	—	56,926,595
Total Value of Securities	$6,918,983,858	$—	$6,918,983,858

[1]The security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investment in this table.
During the six months ended May 31, 2025, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.
    29

Notes to financial statements
Macquarie Small Cap Core Fund
4. Capital Shares
Transactions in capital shares were as follows:
	Six months ended	Year ended
	5/31/25	11/30/24
Shares sold:
Class A	1,242,055	2,382,841
Class C	82,496	271,854
Class R	49,266	146,119
Institutional Class	28,765,534	52,318,979
Class R6	4,104,239	7,976,473

Shares issued upon reinvestment of dividends and distributions:
Class A	84,664	326,153
Class C	16,922	125,857
Class R	6,207	35,602
Institutional Class	1,527,547	5,680,700
Class R6	575,982	2,038,383
	36,454,912	71,302,961

Shares redeemed:
Class A	(1,992,560)	(3,017,875)
Class C	(531,225)	(1,296,004)
Class R	(108,297)	(390,509)
Institutional Class	(25,778,817)	(67,290,724)
Class R6	(8,087,557)	(17,437,393)
	(36,498,456)	(89,432,505)
Net decrease	(43,544)	(18,129,544)
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the “Statements of changes in net assets.” For the six months ended May 31, 2025 and the year ended November 30, 2024, the Fund had the following exchange transactions:
	Exchange Redemptions				Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class R6 Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Six months ended
5/31/25	2,286	16,852	14,229	2,988	311	7,392	25,271	$956,798
Year ended
11/30/24	167,987	9,023	213,454	12,834	8,883	152,871	234,756	11,492,548
30

5. Line of Credit
The Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 27, 2025.
The Fund had no amounts outstanding as of May 31, 2025, or at any time during the period then ended.
6. Securities Lending
The Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational
    31

Notes to financial statements
Macquarie Small Cap Core Fund
6. Securities Lending (continued)
organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the six months ended May 31, 2025, the Fund had no securities out on loan.
7. Credit and Market Risks
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.
The Fund is subject to the risk that the securities it holds will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates. The Fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
32

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2025. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2025, there were no Rule 144A securities held by the Fund.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
9. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
10. Subsequent Events
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close by the end of October 2025. This is subject to change.
    33

Notes to financial statements
Macquarie Small Cap Core Fund
10. Subsequent Events (continued)
Management has determined that no other material events or transactions occurred subsequent to May 31, 2025, that would require recognition or disclosure in the Fund’s financial statements.
34

Other Fund information (Unaudited)
Macquarie Small Cap Core Fund
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.
    35

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Macquarie Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Macquarie Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
(4612779)
SA-480-0725
This page is not part of the Financial statements and other information.

US equity mutual fund
Macquarie Small Cap Value Fund
(formerly, Delaware Small Cap Value Fund)
Financial statements and other information
For the six months ended May 31, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at macquarie.com/mam/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedule of investments
Macquarie Small Cap Value Fund	May 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.03%♦
Consumer Discretionary — 9.44%
Acushnet Holdings	416,450	$ 28,418,548
Boyd Gaming	453,600	34,006,392
Choice Hotels International	174,600	22,118,328
Columbia Sportswear	276,000	17,603,280
Crocs †	148,900	15,187,800
Group 1 Automotive	128,060	54,287,195
KB Home	638,800	32,949,304
M/I Homes †	242,750	25,879,578
Meritage Homes	625,500	39,788,055
Patrick Industries	317,325	27,245,525
Steven Madden	841,375	20,739,894
Texas Roadhouse	144,650	28,237,126
UniFirst	155,358	29,294,304
		375,755,329
Consumer Staples — 2.14%
Flowers Foods	239,380	4,045,522
J & J Snack Foods	330,500	38,063,685
Performance Food Group †	477,722	42,784,782
		84,893,989
Energy — 6.13%
Gulfport Energy †	279,550	53,533,825
International Seaways	704,750	26,110,987
Kinetik Holdings	737,350	32,841,569
Kodiak Gas Services	1,089,900	38,484,369
Liberty Energy	1,126,400	13,054,976
Magnolia Oil & Gas Class A	1,496,100	32,166,150
Matador Resources	750,300	32,270,403
Noble	628,000	15,555,560
		244,017,839
Financial Services — 29.57%
Amalgamated Financial	656,750	19,846,985
Assurant	219,700	44,594,706
Axis Capital Holdings	807,550	83,823,690
Bank of NT Butterfield & Son	991,300	41,793,208
Bread Financial Holdings	562,750	28,835,310
Cadence Bank	1,204,250	36,488,775
Columbia Banking System	2,581,161	60,347,544
Comerica	726,800	41,493,012
East West Bancorp	641,143	58,472,242
Essent Group	881,900	51,150,200
    1

Schedule of investments
Macquarie Small Cap Value Fund
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Financial Services (continued)
First Financial Bancorp	1,485,000	$ 35,877,600
FNB	4,826,050	66,937,313
Hancock Whitney	1,387,300	75,843,691
Hanover Insurance Group	327,350	57,607,053
Hope Bancorp	3,453,440	34,672,538
Merchants Bancorp	620,450	19,866,809
Old National Bancorp	3,041,000	63,435,260
P10 Class A	2,075,421	22,539,072
Selective Insurance Group	352,356	31,014,375
Stewart Information Services	351,800	21,227,612
Stifel Financial	609,800	57,455,356
Synovus Financial	1,365,400	65,307,082
Valley National Bancorp	6,799,850	59,702,683
WaFd	957,100	27,200,782
Webster Financial	1,382,460	71,169,041
		1,176,701,939
Healthcare — 3.45%
Globus Medical Class A †	135,870	8,040,787
ICU Medical †	195,750	26,398,845
Integer Holdings †	361,600	42,943,616
Merit Medical Systems †	275,500	26,180,765
Prestige Consumer Healthcare †	394,050	33,758,263
		137,322,276
Industrials — 17.14%
Atkore	279,400	18,188,940
CACI International Class A †	128,750	55,105,000
Centuri Holdings †	1,092,756	22,816,745
Everus Construction Group †	535,275	30,997,775
Gates Industrial †	1,470,950	31,110,593
Griffon	577,000	39,668,750
Herc Holdings	224,200	27,800,800
Huron Consulting Group †	198,350	28,330,331
ITT	441,830	66,513,088
KBR	732,372	38,222,495
Leonardo DRS	939,050	39,721,815
MasTec †	453,079	70,648,608
NEXTracker Class A †	609,594	34,557,884
Regal Rexnord	247,039	32,964,884
Terex	941,250	42,365,662
Timken	570,150	39,049,574
2

	Number of shares	Value (US $)
Common Stocks♦ (continued)
Industrials (continued)
WESCO International	180,900	$ 30,371,301
Zurn Elkay Water Solutions	931,300	33,703,747
		682,137,992
Materials — 5.92%
Ashland	381,700	18,897,967
Avient	974,150	35,196,039
Constellium †	1,553,350	18,857,669
HB Fuller	501,250	27,979,775
Huntsman	1,137,500	12,671,750
Knife River †	309,550	29,128,655
Louisiana-Pacific	527,800	47,538,946
Ryerson Holding	717,750	14,900,490
Silgan Holdings	549,000	30,233,430
		235,404,721
Real Estate Investment Trusts — 8.95%
Agree Realty	820,400	61,776,120
Apple Hospitality REIT	3,241,450	37,568,405
Centerspace	426,200	27,170,250
Community Healthcare Trust	724,050	11,830,977
Independence Realty Trust	2,972,840	55,265,096
Kite Realty Group Trust	2,081,714	46,047,514
LXP Industrial Trust	5,586,450	47,931,741
National Health Investors	709,200	51,424,092
Plymouth Industrial REIT	1,063,200	17,223,840
		356,238,035
Technology — 7.83%
ACI Worldwide †	675,150	31,232,439
Allegro MicroSystems †	1,555,200	39,424,320
Belden	389,661	41,381,998
Cirrus Logic †	106,950	10,519,602
Diodes †	589,000	26,151,600
Flex †	823,860	34,849,278
RingCentral Class A †	1,088,200	28,217,026
TD SYNNEX	323,400	39,241,356
TTM Technologies †	2,032,102	60,678,566
		311,696,185
Transportation — 2.09%
Kirby †	348,800	38,591,232
Saia †	35,550	9,399,776
    3

Schedule of investments
Macquarie Small Cap Value Fund
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Transportation (continued)
Werner Enterprises	1,354,800	$ 35,157,060
		83,148,068
Utilities — 5.37%
Black Hills	640,040	37,423,139
MDU Resources Group	2,361,800	40,599,342
New Jersey Resources	613,600	28,158,104
OGE Energy	1,311,200	58,309,064
Southwest Gas Holdings	683,100	49,067,073
		213,556,722
Total Common Stocks (cost $2,778,293,241)		3,900,873,095

Short-Term Investments — 2.02%
Money Market Mutual Funds — 2.02%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.21%)	20,095,730	20,095,730
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.19%)	20,095,729	20,095,729
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.27%)	20,095,728	20,095,728
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.22%)	20,095,728	20,095,728
Total Short-Term Investments (cost $80,382,915)		80,382,915
Total Value of Securities—100.05% (cost $2,858,676,156)		$3,981,256,010
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.
Summary of abbreviations:
REIT – Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
4

Statement of assets and liabilities
Macquarie Small Cap Value Fund	May 31, 2025 (Unaudited)
Assets:
Investments, at value*	$3,981,256,010
Dividends receivable	4,816,235
Receivable for fund shares sold	3,110,614
Prepaid expenses	113,250
Foreign tax reclaims receivable	7,799
Other assets	47,973
Total Assets	3,989,351,881
Liabilities:
Payable for fund shares redeemed	5,919,596
Investment management fees payable to affiliates	2,205,045
Sub-transfer agent fees and expenses payable	1,269,530
Other accrued expenses	361,512
Distribution fees payable to affiliates	160,557
Total Liabilities	9,916,240
Total Net Assets	$3,979,435,641

Net Assets Consist of:
Paid-in capital	$2,507,551,024
Total distributable earnings (loss)	1,471,884,617
Total Net Assets	$3,979,435,641
    5

Statement of assets and liabilities
Macquarie Small Cap Value Fund

Net Asset Value

Class A:
Net assets	$606,011,563
Shares of beneficial interest outstanding, unlimited authorization, no par	9,796,842
Net asset value per share	$61.86
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$65.63

Class C:
Net assets	$19,083,133
Shares of beneficial interest outstanding, unlimited authorization, no par	418,526
Net asset value per share	$45.60

Class R:
Net assets	$33,783,275
Shares of beneficial interest outstanding, unlimited authorization, no par	572,051
Net asset value per share	$59.06

Institutional Class:
Net assets	$2,247,471,294
Shares of beneficial interest outstanding, unlimited authorization, no par	33,453,633
Net asset value per share	$67.18

Class R6:
Net assets	$1,073,086,376
Shares of beneficial interest outstanding, unlimited authorization, no par	15,946,077
Net asset value per share	$67.29
*Investments, at cost	$2,858,676,156
See accompanying notes, which are an integral part of the financial statements.
6

Statement of operations
Macquarie Small Cap Value Fund	Six months ended May 31, 2025 (Unaudited)
Investment Income:
Dividends	$41,034,462

Expenses:
Management fees	13,610,405
Distribution expenses — Class A	816,601
Distribution expenses — Class C	107,006
Distribution expenses — Class R	87,708
Dividend disbursing, transfer agent fees and sub-transfer agents fees and expenses	2,560,206
Accounting and administration expenses	366,208
Reports and statements to shareholders expenses	182,726
Legal fees	115,647
Trustees’ fees	105,354
Registration fees	65,214
Audit and tax fees	24,579
Custodian fees	12,347
Other	71,941
18,125,942
Less expenses paid indirectly	(2,674)
Total operating expenses	18,123,268
Net Investment Income (Loss)	22,911,194

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	351,973,743
Net change in unrealized appreciation (depreciation) on investments	(947,995,368)
Net Realized and Unrealized Gain (Loss)	(596,021,625)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(573,110,431)
See accompanying notes, which are an integral part of the financial statements.
    7

Statements of changes in net assets
Macquarie Small Cap Value Fund
	Six months ended 5/31/25 (Unaudited)	Year ended 11/30/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$22,911,194	$53,071,809
Net realized gain (loss)	351,973,743	509,045,866
Net change in unrealized appreciation (depreciation)	(947,995,368)	800,656,771
Net increase (decrease) in net assets resulting from operations	(573,110,431)	1,362,774,446

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(78,506,734)	(55,610,737)
Class C	(3,449,576)	(2,411,236)
Class R	(4,265,238)	(2,920,972)
Institutional Class	(266,039,544)	(185,607,901)
Class R6	(127,934,581)	(91,924,381)
	(480,195,673)	(338,475,227)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	24,720,443	58,046,201
Class C	875,312	2,429,820
Class R	2,441,809	5,561,619
Institutional Class	180,729,656	343,875,635
Class R6	117,333,566	277,753,002

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	77,596,193	55,051,074
Class C	3,440,544	2,404,261
Class R	4,265,237	2,920,972
Institutional Class	255,719,917	178,120,777
Class R6	122,716,395	87,656,861
	789,839,072	1,013,820,222
8

	Six months ended 5/31/25 (Unaudited)	Year ended 11/30/24

Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(89,985,391)	$(232,824,927)
Class C	(5,132,452)	(10,069,402)
Class R	(4,431,447)	(13,469,474)
Institutional Class	(340,342,894)	(994,759,501)
Class R6	(184,479,234)	(593,111,051)
	(624,371,418)	(1,844,234,355)
Increase (decrease) in net assets derived from capital share transactions	165,467,654	(830,414,133)
Net Increase (Decrease) in Net Assets	(887,838,450)	193,885,086

Net Assets:
Beginning of period	4,867,274,091	4,673,389,005
End of period	$3,979,435,641	$4,867,274,091
See accompanying notes, which are an integral part of the financial statements.
    9

Financial highlights
Macquarie Small Cap Value Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
10

Six months ended 5/31/25[1] (Unaudited)	Year ended
	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
$78.83	$63.73	$71.35	$75.49	$55.68	$61.58

0.27	0.61	0.60	0.47	0.28	0.39
(9.08)	19.39	(5.42)	(1.23)	19.94	(3.67)
(8.81)	20.00	(4.82)	(0.76)	20.22	(3.28)

(0.79)	(0.91)	(0.49)	(0.28)	(0.41)	(0.58)
(7.37)	(3.99)	(2.31)	(3.10)	—	(2.04)
(8.16)	(4.90)	(2.80)	(3.38)	(0.41)	(2.62)

$61.86	$78.83	$63.73	$71.35	$75.49	$55.68

(12.07%)	33.14%	(6.74%)	(1.10%)	36.52%	(5.70%)

$606,012	$762,879	$726,870	$896,355	$1,016,518	$551,442
1.10%	1.10%	1.11%	1.11%	1.11%	1.14%
1.10%	1.10%	1.11%	1.11%	1.11%	1.14%
0.85%	0.89%	0.93%	0.67%	0.38%	0.80%
0.85%	0.89%	0.93%	0.67%	0.38%	0.80%
12%	19%	27%	19%	14%	23%
11

Financial highlights
Macquarie Small Cap Value Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
12

Six months ended 5/31/25[1] (Unaudited)	Year ended
	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
$60.28	$49.83	$56.36	$60.49	$44.71	$49.95

0.03	0.07	0.09	(0.05)	(0.21)	0.02
(6.80)	14.95	(4.27)	(0.98)	16.06	(3.00)
(6.77)	15.02	(4.18)	(1.03)	15.85	(2.98)

(0.54)	(0.58)	(0.04)	—	(0.07)	(0.22)
(7.37)	(3.99)	(2.31)	(3.10)	—	(2.04)
(7.91)	(4.57)	(2.35)	(3.10)	(0.07)	(2.26)

$45.60	$60.28	$49.83	$56.36	$60.49	$44.71

(12.40%)	32.15%	(7.43%)	(1.84%)	35.48%	(6.38%)

$19,083	$26,557	$26,959	$39,409	$51,078	$46,463
1.85%	1.85%	1.86%	1.86%	1.86%	1.89%
1.85%	1.85%	1.86%	1.86%	1.86%	1.89%
0.12%	0.14%	0.18%	(0.08%)	(0.37%)	0.05%
0.12%	0.14%	0.18%	(0.08%)	(0.37%)	0.05%
12%	19%	27%	19%	14%	23%
13

Financial highlights
Macquarie Small Cap Value Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
14

Six months ended 5/31/25[1] (Unaudited)	Year ended
	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
$75.58	$61.33	$68.74	$72.83	$53.74	$59.52

0.18	0.42	0.42	0.28	0.09	0.26
(8.69)	18.63	(5.21)	(1.20)	19.28	(3.56)
(8.51)	19.05	(4.79)	(0.92)	19.37	(3.30)

(0.64)	(0.81)	(0.31)	(0.07)	(0.28)	(0.44)
(7.37)	(3.99)	(2.31)	(3.10)	—	(2.04)
(8.01)	(4.80)	(2.62)	(3.17)	(0.28)	(2.48)

$59.06	$75.58	$61.33	$68.74	$72.83	$53.74

(12.18%)	32.81%	(6.96%)	(1.34%)	36.18%	(5.92%)

$33,783	$40,557	$37,411	$43,983	$54,481	$43,823
1.35%	1.35%	1.36%	1.36%	1.36%	1.39%
1.35%	1.35%	1.36%	1.36%	1.36%	1.39%
0.59%	0.64%	0.68%	0.42%	0.13%	0.55%
0.59%	0.64%	0.68%	0.42%	0.13%	0.55%
12%	19%	27%	19%	14%	23%
15

Financial highlights
Macquarie Small Cap Value Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
16

Six months ended 5/31/25[1] (Unaudited)	Year ended
	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
$84.94	$68.20	$76.15	$80.31	$59.19	$65.28

0.38	0.83	0.82	0.68	0.48	0.55
(9.84)	20.86	(5.78)	(1.30)	21.18	(3.86)
(9.46)	21.69	(4.96)	(0.62)	21.66	(3.31)

(0.93)	(0.96)	(0.68)	(0.44)	(0.54)	(0.74)
(7.37)	(3.99)	(2.31)	(3.10)	—	(2.04)
(8.30)	(4.95)	(2.99)	(3.54)	(0.54)	(2.78)

$67.18	$84.94	$68.20	$76.15	$80.31	$59.19

(11.97%)	33.48%	(6.50%)	(0.85%)	36.84%	(5.43%)

$2,247,471	$2,739,784	$2,639,183	$3,833,425	$3,958,855	$3,115,293
0.85%	0.85%	0.86%	0.86%	0.86%	0.89%
0.85%	0.85%	0.86%	0.86%	0.86%	0.89%
1.10%	1.14%	1.18%	0.92%	0.63%	1.05%
1.10%	1.14%	1.18%	0.92%	0.63%	1.05%
12%	19%	27%	19%	14%	23%
17

Financial highlights
Macquarie Small Cap Value Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
18

Six months ended 5/31/25[1] (Unaudited)	Year ended
	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
$85.12	$68.41	$76.38	$80.53	$59.32	$65.41

0.43	0.95	0.92	0.81	0.61	0.64
(9.85)	20.89	(5.79)	(1.31)	21.21	(3.85)
(9.42)	21.84	(4.87)	(0.50)	21.82	(3.21)

(1.04)	(1.14)	(0.79)	(0.55)	(0.61)	(0.84)
(7.37)	(3.99)	(2.31)	(3.10)	—	(2.04)
(8.41)	(5.13)	(3.10)	(3.65)	(0.61)	(2.88)

$67.29	$85.12	$68.41	$76.38	$80.53	$59.32

(11.91%)	33.67%	(6.35%)	(0.69%)	37.08%	(5.28%)

$1,073,087	$1,297,497	$1,242,966	$1,547,942	$1,602,565	$928,618
0.71%	0.70%	0.71%	0.70%	0.69%	0.72%
0.71%	0.70%	0.71%	0.70%	0.69%	0.72%
1.24%	1.29%	1.33%	1.08%	0.80%	1.22%
1.24%	1.29%	1.33%	1.08%	0.80%	1.22%
12%	19%	27%	19%	14%	23%
19

Notes to financial statements
Macquarie Small Cap Value Fund	May 31, 2025 (Unaudited)
Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Macquarie Small Cap Core Fund (formerly, Delaware Small Cap Core Fund through December 30, 2024), Macquarie Small Cap Value Fund (formerly, Delaware Small Cap Value Fund through December 30, 2024), and Macquarie Wealth Builder Fund (formerly, Delaware Wealth Builder Fund through December 30, 2024). These financial statements and the related notes pertain to Macquarie Small Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as part of its duties as the Fund’s valuation designee (Valuation Designee) to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist
20

with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended May 31, 2025, and for all open tax years (years ended November 30, 2021–November 30, 2024), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended May 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Macquarie Funds are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or
    21

Notes to financial statements
Macquarie Small Cap Value Fund
1. Significant Accounting Policies (continued)
sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from any investment companies (Underlying Funds), in which the Fund invests are recorded on the ex-dividend date. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. DMC, the Fund's investment adviser, acts as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's financial statements. Adoption of the new standard impacted the Fund's financial statements note disclosures only, and did not affect the Fund's financial position or the results of its operations.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2025, the Fund earned $65 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2025, the Fund earned $2,609 under this arrangement.
22

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on the next $5.5 billion, and 0.575% on average daily net assets in excess of $8 billion.
DMC entered into a Sub-Advisory Agreement on behalf of the Fund with Macquarie Investment Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Fund.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended May 31, 2025, the Fund paid $97,529 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2025, the Fund paid $142,386 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25%, 1.00%, and
    23

Notes to financial statements
Macquarie Small Cap Value Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended May 31, 2025, the Fund paid $45,171 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the six months ended May 31, 2025, DDLP earned $12,957 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2025, DDLP received gross CDSC commissions of $189 and $211 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
3. Investments
For the six months ended May 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Purchases	$483,771,119
Sales	793,328,109
At May 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
24

Cost of investments	$2,858,676,156
Aggregate unrealized appreciation of investments	$1,289,599,619
Aggregate unrealized depreciation of investments	(167,019,765)
Net unrealized appreciation of investments	$1,122,579,854
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
    25

Notes to financial statements
Macquarie Small Cap Value Fund
3. Investments (continued)
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2025:
Level 1
Securities
Assets:
Common Stocks	$3,900,873,095
Short-Term Investments	80,382,915
Total Value of Securities	$3,981,256,010
During the six months ended May 31, 2025, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. As of May 31, 2025, there were no Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six months ended	Year ended
	5/31/25	11/30/24
Shares sold:
Class A	387,475	851,552
Class C	18,205	45,620
Class R	41,344	85,445
Institutional Class	2,642,419	4,681,422
Class R6	1,682,013	3,800,552

Shares issued upon reinvestment of dividends and distributions:
Class A	1,145,839	856,560
Class C	68,687	48,581
Class R	65,893	47,296
Institutional Class	3,480,603	2,578,471
Class R6	1,668,703	1,268,000
	11,201,181	14,263,499
26

	Six months ended	Year ended
	5/31/25	11/30/24

Shares redeemed:
Class A	(1,413,621)	(3,435,725)
Class C	(108,951)	(194,629)
Class R	(71,801)	(206,070)
Institutional Class	(4,925,185)	(13,701,299)
Class R6	(2,647,529)	(7,996,075)
	(9,167,087)	(25,533,798)
Net increase (decrease)	2,034,094	(11,270,299)
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the previous page and on the “Statements of changes in net assets.” For the six months ended May 31, 2025 and the year ended November 30, 2024, the Fund had the following exchange transactions:
	Exchange Redemptions				Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class R6 Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Six months ended
5/31/25	451	2,766	77	381	517	2,282	—	$194,982
Year ended
11/30/24	54,275	1,725	4,128	2,225	5,178	51,932	1,287	4,189,171
5. Line of Credit
The Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 27, 2025.
The Fund had no amounts outstanding as of May 31, 2025, or at any time during the period then ended.
6. Securities Lending
The Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At
    27

Notes to financial statements
Macquarie Small Cap Value Fund
6. Securities Lending (continued)
the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are
28

shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the six months ended May 31, 2025, the Fund had no securities out on loan.
7. Credit and Market Risks
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.
The Fund is subject to the risk that the securities it holds will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates. The Fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2025. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2025, there were no Rule 144A securities held by the Fund.
    29

Notes to financial statements
Macquarie Small Cap Value Fund
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
9. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
10. Subsequent Events
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close by the end of October 2025. This is subject to change.
Management has determined that no other material events or transactions occurred subsequent to May 31, 2025, that would require recognition or disclosure in the Fund’s financial statements.
30

Other Fund information (Unaudited)
Macquarie Small Cap Value Fund
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.
    31

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Macquarie Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Macquarie Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
(4617056)
SA-021-0725
This page is not part of the Financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Equity Funds V

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 31, 2025

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 31, 2025